United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                     Date of reporting period: May 31, 2005

ITEM 1.       REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Global Value Fund

Global Value

Semi-Annual Report

May 31, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 18, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investments in companies determined by Alliance to be undervalued using the fundamental value approach of Alliance's Bernstein research unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may, from time to time, invest in currency futures or forward contracts.

Investment Results

The table on page 4 provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International ("MSCI") World Index, for the six- and 12-month periods ended May 31, 2005.

The Fund's Class A shares outperformed the benchmark, the MSCI World Index, for both the six- and 12-month periods ended May 31, 2005. During both periods, the largest contributor to the Fund's outperformance was its position in energy, where both a sector overweight and individual stock selection within the sector added value. Stock selection in the capital equipment sector--particularly among automobile-related companies--and in the finance sector also contributed meaningfully during both periods. Underweighting the consumer cyclical and technology sectors contributed, as well.

For both the six- and 12-month periods ended May 31, 2005, the largest detractor from the Fund's performance was its position in industrial commodities, where its stocks meaningfully lagged its sector peers. Commodity prices have moderated from their recent highs--although they are no where near their lows of the last several years--and many investors have seen this as a sign that the recent commodity cycle is coming to an end. The Fund's holdings in the steel industry suffered particularly from this perception. In addition, the Fund's holdings in the aluminum and paper industries fell because of an inability to raise prices. For the six-month reporting period, the Fund's underweight of the medical sector also detracted from Fund returns.

Market Review and Investment Strategy

Global equity markets rose in the last year as solid economic growth in all regions of the world translated into very good profit growth for companies. This positive backdrop was occasionally clouded by anxieties about elevated energy costs and the possibility of rising inflation. However, economic growth does not appear to have been significantly hampered by oil prices remaining at unexpectedly high levels for a very


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1


long time. Indications are that inflation is still under control. Investors were also heartened by an unambiguous outcome in the U.S. presidential election last November.

The Fund's Global Value Investment Policy Group's (the "Group's") strategy over both the last six and 12 months was to maintain a cyclical bias in the Fund's portfolio. This position was not the function of a top-down macroeconomic call, but rather was the result of our fundamental research process of identifying attractive opportunities in the market. For example, the energy sector overall benefited from unflagging demand and a sharp rise in the price of crude oil. However, our research indicated that firms with higher leverage to an increase in oil prices were particularly attractive. Therefore, the Group directed the Fund's investments there, and this strategy worked very well. Similarly, within the capital equipment sector, the Group focused on specific automobile and auto-part companies where our research indicated profitability would remain strong or even grow while other investors worried about a slowdown.

One area that was particularly disappointing was the Fund's industrial commodities holdings. Competitive pressures and dynamics in the paper and aluminum industries made it difficult for the companies the Fund owns to raise prices, and their profitability suffered. While the Group thinks the fundamentals for the Fund's paper holdings are still attractive, it has revisited the Fund's aluminum holdings. Subsequently, the Group decided that the current situation is not as compelling as it would like. As a result, the Group is selling these positions until the industry setting is more propitious.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit AllianceBernstein Global Value Fund expenses on an annual basis to 1.50%, 2.20%, 2.20%, 1.20%, 1.70%, 1.45% and 1.20% of the average daily nest assets of Class A, Class, B, Class C, Advisor Class. Class R, Class K and Class I shares, respectively. These waivers extend through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waivers, the Fund's expenses would have been higher and its performance would have been lower than that shown.

Benchmark Disclosure

The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures the performance of stock markets in 25 developed countries. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED MAY 31, 2005                            6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Value Fund
   Class A                                              3.06%         16.34%
-------------------------------------------------------------------------------
   Class B                                              2.70%         15.60%
-------------------------------------------------------------------------------
   Class C                                              2.69%         15.59%
-------------------------------------------------------------------------------
   Advisor Class                                        3.22%         16.78%
-------------------------------------------------------------------------------
   Class R**                                           -3.72%*
-------------------------------------------------------------------------------
   Class K**                                           -3.64%*
-------------------------------------------------------------------------------
   Class I**                                           -3.64%*
-------------------------------------------------------------------------------
MSCI World Index                                        2.50%         11.98%
-------------------------------------------------------------------------------

*  Since inception. (See inception dates below.)


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                         16.34%             11.36%
Since Inception*                6.93%              5.83%

Class B Shares
1 Year                         15.60%             11.60%
Since Inception*                6.18%              6.18%

Class C Shares
1 Year                         15.59%             14.59%
Since Inception*                6.20%              6.20%

Advisor Class Shares
1 Year                         16.78%
Since Inception*                7.21%

Class R Shares+
Since Inception*               -3.72%

Class K Shares+
Since Inception*               -3.64%

Class I Shares+
Since Inception*               -3.64%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            10.67%
Since Inception*                                   6.17%

Class B Shares
1 Year                                            10.78%
Since Inception*                                   6.48%

Class C Shares
1 Year                                            13.85%
Since Inception*                                   6.52%


* Inception dates: 3/29/01 for Class A, Class B, Class C and Advisor Class shares; 3/1/05 for Class R, Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                             Beginning                          Ending
                           Account Value                    Account Value                 Expenses Paid
                         December 1, 2004                   May 31, 2005                  During Period*
                -------------------------------   -------------------------------   ---------------------------
                   Actual       Hypothetical        Actual        Hypothetical**      Actual      Hypothetical
                -----------   -----------------   -----------   -----------------   -----------   -------------
Class A            $1,000          $1,000         $1,030.57         $1,018.15        $ 6.89          $ 6.84
---------------------------------------------------------------------------------------------------------------
Class B            $1,000          $1,000         $1,026.95         $1,014.51        $10.56          $10.50
---------------------------------------------------------------------------------------------------------------
Class C            $1,000          $1,000         $1,026.90         $1,014.66        $10.41          $10.35
---------------------------------------------------------------------------------------------------------------
Advisor
  Class            $1,000          $1,000         $1,032.22         $1,019.70        $ 5.32          $ 5.29
---------------------------------------------------------------------------------------------------------------
Class R+           $1,000          $1,000         $  962.79         $1,008.63        $ 3.77          $ 3.86
---------------------------------------------------------------------------------------------------------------
Class K+           $1,000          $1,000         $  963.56         $1,009.27        $ 3.13          $ 3.21
---------------------------------------------------------------------------------------------------------------
Class I+           $1,000          $1,000         $  963.56         $1,009.80        $ 2.62          $ 2.68
---------------------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.36%, 2.09%, 2.06%, 1.05%, 1.54%, 1.28% and 1.07%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $197.3


SECTOR BREAKDOWN*
     31.8%   Financial
     13.5%   Energy
     12.2%   Capital Equipment
      8.2%   Technology
      7.8%   Consumer Staples
      7.5%   Industrial Commodities
      6.5%   Consumer Cyclicals                   [PIE CHART OMITTED]
      3.2%   Medical
      3.1%   Utilities
      3.0%   Telecommunications
      1.7%   Construction & Housing
      1.0%   Transportation

      0.5%   Short Term


COUNTRY BREAKDOWN*
     44.4%   United States
      9.5%   Japan
      7.9%   United Kingdom
      6.0%   Germany
      5.6%   France
      4.6%   Canada
      2.6%   Spain                                [PIE CHART OMITTED]
      2.6%   Netherlands
      2.1%   Singapore
      2.0%   South Korea
      1.6%   Brazil
     10.6%   Other

      0.5%   Short Term


* All data are as of May 31, 2005. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7


                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Hewlett-Packard Co.                               $ 4,808,136           2.4%
-------------------------------------------------------------------------------
Citigroup, Inc.                                     3,830,043           2.0
-------------------------------------------------------------------------------
ConocoPhillips                                      3,814,840           2.0
-------------------------------------------------------------------------------
Bank of America Corp.                               3,743,119           1.9
-------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.               3,702,662           1.9
-------------------------------------------------------------------------------
BP Plc                                              3,600,662           1.8
-------------------------------------------------------------------------------
Renault, SA                                         3,404,998           1.7
-------------------------------------------------------------------------------
General Electric Co.                                3,378,048           1.7
-------------------------------------------------------------------------------
Altria Group, Inc.                                  3,373,785           1.7
-------------------------------------------------------------------------------
Continental AG                                      3,373,356           1.7
-------------------------------------------------------------------------------
                                                  $37,029,649          18.8%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-98.4%

Foreign Investments-55.1%
Australia-0.8%
Macquarie Airports                                    572,000     $   1,579,112
                                                                  -------------
Austria-0.9%
OMV AG                                                  5,200         1,821,191
                                                                  -------------
Belgium-0.9%
Delhaize Le Lion, SA                                   29,100         1,717,229
                                                                  -------------
Brazil-1.6%
Companhia de Saneamento Basico do Estado
  de Soa Paulo                                      4,590,000           270,504
Gerdau, SA (ADR)                                       49,200           494,460
Petroleo Brasileiro, SA (ADR)                          25,200         1,055,880
Suzano Bahia Sul Papel e Celulose, SA                  50,000           210,624
Unibanco-Uniao de Bancos Brasileiros, SA
  (GDR)                                                19,500           700,050
Usinas Siderurgicas de Minas Gerais, SA                12,500           233,970
Votorantim Celulose e Papel, SA (ADR)                  16,000           191,840
                                                                  -------------
                                                                      3,157,328
                                                                  -------------
Canada-4.6%
Alcan, Inc.                                            58,600         1,764,723
Bank of Nova Scotia                                    55,914         1,770,699
BCE, Inc.                                                   1                23
Husky Energy, Inc.                                     20,000           665,233
Manulife Financial Corp.                               34,300         1,575,909
Manulife Financial Corp.(a)                             3,555           163,352
Nexen, Inc.                                            64,200         1,667,399
Petro-Canada                                           25,800         1,447,037
                                                                  -------------
                                                                      9,054,375
                                                                  -------------
China-0.2%
China Petroleum & Chemical Corp. Cl.H                 836,000           304,881
                                                                  -------------
France-5.6%
Arcelor                                               122,720         2,440,192
Assurances Generales de France                         26,625         2,135,577
Renault, SA                                            39,800         3,404,998
Sanofi-Synthelabo, SA                                  33,161         2,984,096
                                                                  -------------
                                                                     10,964,863
                                                                  -------------
Germany-6.0%
Continental AG                                         47,700         3,373,356
Depfa Bank Plc                                        110,000         1,763,048
Heidelberger Zement AG                                 36,169         2,317,518


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

MAN AG                                                 40,000     $   1,765,083
Muenchener Rueckversicherungs-Gesellschaft AG          24,071         2,627,968
                                                                  -------------
                                                                     11,846,973
                                                                  -------------
Hungary-0.7%
MOL Magyar Olaj-es Gazipari Rt.                        17,500         1,301,282
                                                                  -------------
Indonesia-0.3%
PT Astra International Tbk                            457,500           561,048
                                                                  -------------
Israel-0.7%
Bank Hapoalim, Ltd.                                   204,400           717,624
Bank Leumi Le-Israel                                  217,500           615,422
                                                                  -------------
                                                                      1,333,046
                                                                  -------------
Italy-1.3%
ENI SpA                                                98,950         2,534,122
                                                                  -------------
Japan-9.5%
Aiful Corp.                                            32,400         2,377,571
Canon, Inc.                                            48,600         2,628,056
Hitachi, Ltd.                                          75,000           448,129
Honda Motor Co., Ltd.                                  50,900         2,505,281
Japan Tobacco, Inc.                                        64           835,524
JFE Holdings, Inc.                                     67,100         1,681,302
Nippon Meat Packers, Inc.                              76,000           938,964
Nissan Motor Co., Ltd.                                 99,400           974,154
Promise Co., Ltd.                                      41,400         2,571,417
Sumitomo Mitsui Financial Group, Inc.                     573         3,702,662
UFJ Holdings, Inc.(b)                                       1             5,044
                                                                  -------------
                                                                     18,668,104
                                                                  -------------
Netherlands-2.6%
European Aeronautic Defence & Space Co.                50,620         1,496,321
ING Groep NV                                          112,900         3,123,840
Koninklijke (Royal) Philips Electronics NV             20,000           511,579
                                                                  -------------
                                                                      5,131,740
                                                                  -------------
Singapore-2.1%
Flextronics International, Ltd.(b)                    133,500         1,706,130
Singapore Telecommunications, Ltd.                  1,626,290         2,534,417
                                                                  -------------
                                                                      4,240,547
                                                                  -------------
South Africa-1.2%
ABSA Group, Ltd.                                       87,500         1,062,721
Sanlam, Ltd.                                          324,500           534,598
Telkom South Africa, Ltd.                              45,200           738,092
                                                                  -------------
                                                                      2,335,411
                                                                  -------------
South Korea-2.0%
Hanwha Chemical Corp.                                  35,200           377,173
Hyundai Motor Co.                                      14,400           805,340
Industrial Bank of Korea                               31,400           277,481


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

INI Steel Co.                                          26,590     $     390,974
Kookmin Bank                                            7,000           306,949
Nong Shim Co., Ltd.                                       834           251,329
POSCO                                                   5,400           962,488
Shinhan Financial Group Co., Ltd.                      25,100           640,371
                                                                  -------------
                                                                      4,012,105
                                                                  -------------
Spain-2.6%
Endesa, S.A.                                          126,200         2,746,608
Repsol YPF, SA                                         96,400         2,410,685
                                                                  -------------
                                                                      5,157,293
                                                                  -------------
Sweden-0.8%
Svenska Cellulosa AB                                   46,100         1,569,437
                                                                  -------------
Switzerland-1.1%
Credit Suisse Group                                    54,000         2,160,219
Micronas Semiconductor Holding AG(b)                    2,700           101,151
                                                                  -------------
                                                                      2,261,370
                                                                  -------------
Taiwan-1.3%
China Steel Corp. (GDR)                                22,770           444,698
CMC Magnetics Corp.                                   731,000           337,411
Compal Electronics, Inc.                              255,000           243,822
Compal Electronics, Inc. (GDR)(b)                     144,453           693,375
Far EasTone Telecommunications Co., Ltd.
  (GDR)                                                15,379           292,201
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR)                                                59,325           546,383
                                                                  -------------
                                                                      2,557,890
                                                                  -------------
Thailand-0.2%
PTT Public Co., Ltd.                                   88,500           429,104
                                                                  -------------
Turkey-0.2%
Ford Otomotiv Sanayi A.S.                              72,343           449,592
                                                                  -------------
United Kingdom-7.9%
Aviva Plc                                             220,391         2,465,795
BP Plc                                                359,000         3,600,662
George Wimpey Plc                                      60,000           464,638
InterContinental Hotels Group Plc                      89,285         1,034,279
Royal & Sun Alliance Insurance Group Plc              351,600           492,410
Tate & Lyle Plc                                       188,200         1,619,335
Taylor Woodrow Plc                                    100,000           575,662
Vodafone Group Plc                                    875,000         2,202,841
Whitbread Plc                                          87,000         1,436,476
Xstrata Plc                                            98,140         1,759,181
                                                                  -------------
                                                                     15,651,279
                                                                  -------------
Total Foreign Investments
  (cost $87,541,591)                                                108,639,322
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

United States Investments-43.3%
Financial-15.3%
Banks - NYC-2.4%
Citigroup, Inc.                                        81,300     $   3,830,043
J.P. Morgan Chase & Co.                                28,000         1,001,000
                                                                  -------------
                                                                      4,831,043
                                                                  -------------
Financial Services-1.1%
Lehman Brothers Holdings, Inc.                         10,500           968,100
Morgan Stanley                                          7,500           367,200
The Goldman Sachs Group, Inc.                           8,000           780,000
                                                                  -------------
                                                                      2,115,300
                                                                  -------------
Insurance-1.7%
The Hartford Financial Services Group, Inc.            43,900         3,283,281
                                                                  -------------
Life Insurance-1.1%
MetLife, Inc.                                          49,100         2,189,860
                                                                  -------------
Major Regional Banks-2.7%
Bank of America Corp.                                  80,810         3,743,119
National City Corp.                                    22,750           786,240
Wachovia Corp.                                         17,500           888,125
                                                                  -------------
                                                                      5,417,484
                                                                  -------------
Property/Casualty Insurance-3.2%
Chubb Corp.                                            20,400         1,718,292
PartnerRe, Ltd.                                        15,200         1,004,264
The St. Paul Travelers Cos., Inc.                      34,730         1,315,573
XL Capital, Ltd. Cl.A                                  30,100         2,265,928
                                                                  -------------
                                                                      6,304,057
                                                                  -------------
Savings & Loan-3.1%
Federal Home Loan Mortgage Corp.                       46,900         3,050,376
Federal National Mortgage Association                  51,400         3,044,936
                                                                  -------------
                                                                      6,095,312
                                                                  -------------
                                                                     30,236,337
                                                                  -------------
Consumer Cyclicals-5.2%
Autos & Auto Parts-0.2%
Lear Corp.                                              9,700           365,690
                                                                  -------------
Broadcasting & Publishing-3.3%
Comcast Corp. Cl.A Special(b)                         103,000         3,258,920
Time Warner, Inc.(b)                                  183,600         3,194,640
                                                                  -------------
                                                                      6,453,560
                                                                  -------------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b)                 12,025           148,388
                                                                  -------------
Leisure & Tourism-0.6%
McDonald's Corp.                                       37,900         1,172,626
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Retailers-0.6%
Office Depot, Inc.(b)                                  42,000     $     828,240
Target Corp.                                            9,000           483,300
                                                                  -------------
                                                                      1,311,540
                                                                  -------------
Textiles & Apparel-0.4%
V. F. Corp.                                            15,000           846,450
                                                                  -------------
                                                                     10,298,254
                                                                  -------------
Consumer Staples-5.0%
Beverages & Tobacco-2.1%
Altria Group, Inc.                                     50,250         3,373,785
PepsiCo, Inc.                                          14,000           788,200
                                                                  -------------
                                                                      4,161,985
                                                                  -------------
Retail Stores - Food-2.9%
Safeway, Inc.                                         126,700         2,788,667
SUPERVALU, Inc.                                        20,000           655,200
The Kroger Co.(b)                                     134,200         2,250,534
                                                                  -------------
                                                                      5,694,401
                                                                  -------------
                                                                      9,856,386
                                                                  -------------
Energy-4.6%
Energy Sources-1.6%
Occidental Petroleum Corp.                             42,900         3,136,419
                                                                  -------------
Offshore Drilling-0.7%
GlobalSantaFe Corp.                                    39,830         1,459,371
                                                                  -------------
Oils-Integrated Domestic-2.3%
ChevronTexaco Corp.                                    13,000           699,140
ConocoPhillips                                         35,375         3,814,840
                                                                  -------------
                                                                      4,513,980
                                                                  -------------
                                                                      9,109,770
                                                                  -------------
Technology-4.4%
Communication - Equipment
  Manufacturers-0.3%
Tellabs, Inc.(b)                                       79,100           650,202
                                                                  -------------
Computers-2.4%
Hewlett-Packard Co.                                   213,600         4,808,136
                                                                  -------------
Data Processing-0.2%
Sanmina-SCI Corp.(b)                                   70,000           359,100
                                                                  -------------
Miscellaneous Technology-1.5%
Arrow Electronics, Inc.(b)                             15,000           419,250
Avnet, Inc.(b)                                         11,125           232,735
Ingram Micro, Inc. Cl.A(b)                             15,525           245,450
Microsoft Corp.                                        56,300         1,452,540
Solectron Corp.(b)                                    148,830           543,230
                                                                  -------------
                                                                      2,893,205
                                                                  -------------
                                                                      8,710,643
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Capital Equipment-4.3%
Aerospace & Defense-1.0%
The Boeing Co.                                         31,200     $   1,993,680
                                                                  -------------
Electrical Equipment-1.7%
General Electric Co.                                   92,600         3,378,048
                                                                  -------------
Miscellaneous Capital Goods-1.6%
Textron, Inc.                                          40,500         3,130,245
                                                                  -------------
                                                                      8,501,973
                                                                  -------------
Medical-1.7%
Health & Personal Care-1.7%
HCA, Inc.                                              26,900         1,452,600
Medco Health Solutions, Inc.(b)                        36,800         1,840,000
                                                                  -------------
                                                                      3,292,600
                                                                  -------------
Utilities-1.6%
Electric Companies-1.6%
American Electric Power Co., Inc.                      28,550         1,018,950
Entergy Corp.                                          25,800         1,853,214
Sempra Energy                                           6,000           238,020
                                                                  -------------
                                                                      3,110,184
                                                                  -------------
Industrial Commodities-1.0%
Paper-1.0%
International Paper Co.                                21,700           698,957
MeadWestvaco Corp.                                     16,649           477,493
Smurfit-Stone Container Corp.(b)                       77,400           841,338
                                                                  -------------
                                                                      2,017,788
                                                                  -------------
Transportation-0.2%
Railroads-0.2%
CSX Corp.                                              10,000           415,800
                                                                  -------------
Total United States Investments
  (cost $74,925,960)                                                 85,549,735
                                                                  -------------
Total Common Stocks
  (cost $162,467,551)                                               194,189,057
                                                                  -------------
SHORT-TERM INVESTMENT-0.5%
Time Deposit-0.5%
State Street Euro Dollar
  2.35%, 6/01/05
  (cost $1,043,000)                                   $ 1,043         1,043,000
                                                                  -------------
Total Investments-98.9%
  (cost $163,510,551)                                               195,232,057
Other assets less liabilities-1.1%                                    2,078,628
                                                                  -------------
Net Assets-100%                                                   $ 197,310,685
                                                                  =============



_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)



                                                                 Value at
                  Number of      Expiration       Original        May 31,       Unrealized
     Type         Contracts        Month           Value           2005        Depreciation
---------------------------------------------------------------------------------------------
U.S. Dollar S&P
500 Index            4           June 2005        $1,213,788     $1,192,300     $ (21,488)



(a)  U.S. exchange listed.

(b)  Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)

ASSETS
Investments in securities, at value (cost $163,510,551)       $  195,232,057
Cash                                                                  63,635(a)
Foreign cash, at value (cost $1,018,440)                           1,008,507
Dividends and interest receivable                                    535,808
Receivable for investment securities sold                            498,992
Receivable for shares of beneficial interest sold                    229,439
                                                              --------------
Total assets                                                     197,568,438
                                                              --------------
LIABILITIES
Advisory fee payable                                                 124,548
Payable for shares of beneficial interest redeemed                    78,797
Distribution fee payable                                              24,088
Payable for variation margin on futures contracts                      7,900
Transfer Agent fee payable                                             6,869
Accrued expenses                                                      15,551
                                                              --------------
Total liabilities                                                    257,753
                                                              --------------
Net Assets                                                    $  197,310,685
                                                              ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                               $  164,117,522
Undistributed net investment income                                1,187,680
Accumulated net realized gain on investment
  and foreign currency transactions                                  334,278
Net unrealized appreciation of investments
  and foreign currency denominated assets
  and liabilities                                                 31,671,205
                                                              --------------
                                                              $  197,310,685
                                                              ==============

CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE


                                                          Net Asset Value and:
                                                    ------------------------------     Maximum
                                      Shares          Offering        Redemption       Offering
Class            Net Assets        Outstanding         Price            Price           Price*
-------------------------------------------------------------------------------------------------
A              $ 31,225,392         2,513,920              --           $12.42         $12.97
-------------------------------------------------------------------------------------------------
B              $ 12,674,521         1,032,379          $12.28               --             --
-------------------------------------------------------------------------------------------------
C              $  6,855,564           557,747          $12.29               --             --
-------------------------------------------------------------------------------------------------
Advisor        $146,526,118        11,761,549          $12.46           $12.46             --
-------------------------------------------------------------------------------------------------
R              $      9,724               783          $12.42           $12.42             --
-------------------------------------------------------------------------------------------------
K              $      9,730               783          $12.43           $12.43             --
-------------------------------------------------------------------------------------------------
I              $      9,636               775          $12.43           $12.43             --
-------------------------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a) An amount of U.S. $63,000 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2005.

See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $257,112)                         $  2,592,639
Interest                                              24,814     $  2,617,453
                                                ------------
EXPENSES
Advisory fee                                         697,551
Distribution fee -- Class A                           40,134
Distribution fee -- Class B                           55,521
Distribution fee -- Class C                           30,493
Distribution fee -- Class R                               12
Distribution fee -- Class K                                6
Custodian                                            115,498
Transfer agency                                       60,814
Administrative                                        39,500
Registration fees                                     35,411
Printing                                              30,305
Audit                                                 25,008
Trustees' fees                                        10,825
Legal                                                  2,592
Miscellaneous                                          5,422
                                                ------------
Total expenses                                     1,149,092
Less: expenses waived by the Adviser
(see Note B)                                         (39,500)
Less: expense offset arrangement
  (see Note B)                                          (136)
                                                ------------
Net expenses                                                        1,109,456
                                                                 ------------
Net investment income                                               1,507,997
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             227,348
  Futures contracts                                                   175,367
  Foreign currency transactions                                       105,141
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       3,534,930(a)
  Futures contracts                                                  (117,851)
  Foreign currency denominated assets
    and liabilities                                                  (129,922)
                                                                 ------------
Net gain on investment and foreign
  currency transactions                                             3,795,013
                                                                 ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                $  5,303,010
                                                                 ============


(a)  Net of change in accrued foreign capital gains taxes of $7,655.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended    Year Ended
                                                 May 31, 2005      November 30,
                                                 (unaudited)          2004
                                                ==============   ==============
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    1,507,997   $    1,694,510
Net realized gain on investment
  and foreign currency transactions                    507,856        9,910,765
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities                             3,287,157       16,961,287
                                                --------------   --------------
Net increase in net assets from
  operations                                         5,303,010       28,566,562

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                             (303,807)        (171,863)
  Class B                                              (69,105)         (19,216)
  Class C                                              (40,850)         (11,337)
  Advisor Class                                     (1,965,868)      (1,358,383)
Net realized gain on investment transactions
  Class A                                             (778,506)              -0-
  Class B                                             (307,964)              -0-
  Class C                                             (182,048)              -0-
  Advisor Class                                     (4,219,018)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        30,404,296       16,898,046
                                                --------------   --------------
Total increase                                      27,840,140       43,903,809

NET ASSETS
Beginning of period                                169,470,545      125,566,736
                                                --------------   --------------
End of period (including undistributed
  net investment income of $1,187,680
  and $2,059,313, respectively)                 $  197,310,685   $  169,470,545
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Global Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold with an initial or contingent deterred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.50%, 2.20%, 2.20%, 1.20%, 1.70%, 1.45%
and 1.20% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended May 31, 2005, there were no fees waived by the Adviser.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2005, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $39,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $34,499 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $136 under an expense offset arrangement with AGIS.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,437 from the sale of Class A shares and received $22, $6,369 and $216 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005 amounted to $75,527, of which $29,797 and $1,098, respectively, was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50 of 1% of the portfolio's average daily net assets attributable to Class R shares, and .25 of 1% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $356,753, $261,866, $-0- and $-0- for Class B, Class C, Class R and Class K shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $   41,376,710   $   15,649,673
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   36,989,268
Gross unrealized depreciation                                        (5,267,762)
                                                                 --------------
Net unrealized appreciation                                      $   31,721,506
                                                                 ==============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Transactions in shares of beneficial interest were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended       Year Ended       Ended        Year Ended
                     May 31, 2005   November 30,   May 31, 2005    November 30,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              781,694       672,042    $  9,730,762    $  7,674,317
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           84,047        15,161       1,033,775         163,280
-------------------------------------------------------------------------------
Shares converted
  from Class B            18,545        15,491         231,820         178,849
-------------------------------------------------------------------------------
Shares redeemed         (236,320)     (385,799)     (2,942,882)     (4,375,103)
-------------------------------------------------------------------------------
Net increase             647,966       316,895    $  8,053,475    $  3,641,343
===============================================================================

Class B
Shares sold              405,478       360,450    $  5,010,177    $  4,093,177
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           25,182         1,318         306,966          14,105
-------------------------------------------------------------------------------
Shares converted
  to Class A             (18,733)      (15,648)       (231,820)       (178,849)
-------------------------------------------------------------------------------
Shares redeemed         (103,146)     (160,249)     (1,259,665)     (1,811,349)
-------------------------------------------------------------------------------
Net increase             308,781       185,871    $  3,825,658    $  2,117,084
===============================================================================

Class C
Shares sold              177,891       163,610    $  2,208,660    $  1,860,410
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           13,826           733         168,817           7,846
-------------------------------------------------------------------------------
Shares redeemed          (52,682)      (64,663)       (648,373)       (725,742)
-------------------------------------------------------------------------------
Net increase             139,035        99,680    $  1,729,104    $  1,142,514
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended      Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                     (unaudited)       2004        (unaudited)        2004
                    -------------  ------------  --------------  --------------
Advisor Class
Shares sold            1,754,451     2,362,186    $ 21,848,379    $ 26,752,490
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          501,191       125,428       6,174,678       1,352,118
-------------------------------------------------------------------------------
Shares redeemed         (898,679)   (1,589,433)    (11,257,197)    (18,107,503)
-------------------------------------------------------------------------------
Net increase           1,356,963       898,181    $ 16,765,860    $  9,997,105
===============================================================================

                        March 1,                     March 1,
                      2005(a) to                    2005(a) to
                     May 31, 2005                  May 31, 2005
                     (unaudited)                   (unaudited)
                    -------------                 -------------
Class R
Shares sold                  783                  $     10,100
---------------------------------------------------------------
Net increase                 783                  $     10,100
===============================================================

Class K
Shares sold                  783                  $     10,100
---------------------------------------------------------------
Net increase                 783                  $     10,100
===============================================================

Class I
Shares sold                  775                  $     10,000
---------------------------------------------------------------
Net increase                 775                  $     10,000
===============================================================

(a)  Commencement of distributions.


NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include change in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE H

Distribution to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    1,560,799   $      772,503
                                            --------------   --------------
Total taxable distributions                      1,560,799          772,503
                                            --------------   --------------
Total distributions paid                    $    1,560,799   $      772,503
                                            --------------   --------------


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    2,059,313
Undistributed long-term capital gains                             5,410,537(a)
Unrealized appreciation/(depreciation)                           28,287,469(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   35,757,319
                                                             ==============

(a) During the fiscal year, the Fund utilized capital loss carryforwards of $4,070,723.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "ate trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                      Class A
                                         ---------------------------------------------------------------
                                          Six Months
                                            Ended                   Year Ended                 March 29,
                                            May 31,                November 30,               2001(a) to
                                             2005     -------------------------------------   November 30,
                                         (unaudited)      2004         2003         2002         2001
                                         -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $12.61       $10.52        $8.57        $9.64       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(b)(c)                                .09          .11(d)       .10          .05         (.02)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                .29         2.09         1.91        (1.12)        (.34)
Net increase (decrease) in
  net asset value from
  operations                                  .38         2.20         2.01        (1.07)        (.36)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                     (.16)        (.11)        (.06)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                               (.41)          -0-          -0-          -0-          -0-
Total distributions                          (.57)        (.11)        (.06)          -0-          -0-
Net asset value,
  end of period                            $12.42       $12.61       $10.52        $8.57        $9.64

TOTAL RETURN
Total investment return based
  on net asset value(e)                      3.06%       21.09%       23.64%      (11.10)%      (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $31,225      $23,536      $16,298       $8,892       $5,923
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.36%(f)     1.41%        1.50%        1.76%        2.44%(f)
  Expenses, before waivers/
    reimbursements                           1.40%(f)     1.65%        1.89%        2.59%        8.10%(f)
  Net investment income
    (loss)(c)                                1.53%(f)      .97%(d)     1.05%         .56%        (.27)%(f)
Portfolio turnover rate                         9%          38%          29%          28%          14%



See footnote summary on page 37.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Class B
                                         ---------------------------------------------------------------
                                          Six Months
                                            Ended                  Year Ended                  March 29,
                                            May 31,                November 30,                2001(a) to
                                             2005     -------------------------------------   November 30,
                                         (unaudited)     2004         2003         2002          2001
                                         -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $12.45       $10.39        $8.47        $9.59       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(b)(c)                                .05          .03(d)       .03         (.01)        (.06)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                .28         2.07         1.90        (1.11)        (.35)
Net increase (decrease) in
  net asset value from
  operations                                  .33         2.10         1.93        (1.12)        (.41)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                     (.09)        (.04)        (.01)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                               (.41)          -0-          -0-          -0-          -0-
Total distributions                          (.50)        (.04)        (.01)          -0-          -0-
Net asset value,
  end of period                            $12.28       $12.45       $10.39        $8.47        $9.59

TOTAL RETURN
Total investment return based
  on net asset value(e)                      2.70%       20.22%       22.82%      (11.68)%      (4.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $12,674       $9,007       $5,585       $3,673       $1,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           2.09%(f)     2.15%        2.20%        2.45%        3.14%(f)
  Expenses, before waivers/
    reimbursements                           2.13%(f)     2.39%        2.64%        3.29%       11.12%(f)
  Net investment income
    (loss)(c)                                 .77%(f)      .23%(d)      .38%        (.09)%       (.91)%(f)
Portfolio turnover rate                         9%          38%          29%          28%          14%



See footnote summary on page 37.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                     Class C
                                         ---------------------------------------------------------------
                                         Six Months
                                            Ended                  Year Ended                  March 29,
                                           May 31,                November 30,                2001(a) to
                                             2005     -------------------------------------   November 30,
                                         (unaudited)     2004         2003         2002          2001
                                         -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $12.46       $10.40        $8.48        $9.61       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(b)(c)                                .05          .03(d)       .04           -0-(g)     (.06)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                .28         2.07         1.89        (1.13)        (.33)
Net increase (decrease) in net
  asset value from
  operations                                  .33         2.10         1.93        (1.13)        (.39)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                     (.09)        (.04)        (.01)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                               (.41)          -0-          -0-          -0-          -0-
Total distributions                          (.50)        (.04)        (.01)          -0-          -0-
Net asset value,
  end of period                            $12.29       $12.46       $10.40        $8.48        $9.61

TOTAL RETURN
Total investment return based
  on net asset value(e)                      2.69%       20.20%       22.79%      (11.76)%      (3.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                          $6,856       $5,218       $3,317       $2,129         $997
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           2.06%(f)     2.12%        2.20%        2.40%        3.15%(f)
  Expenses, before waivers/
    reimbursements                           2.11%(f)     2.36%        2.60%        3.16%       12.33%(f)
  Net investment income
    (loss)(c)                                 .78%(f)      .26%(d)      .39%          -0-(h)     (.89)%(f)
Portfolio turnover rate                         9%          38%          29%          28%          14%



See footnote summary on page 37.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 33


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Advisor Class
                                         ---------------------------------------------------------------
                                          Six Months
                                            Ended                   Year Ended                 March 29,
                                           May 31,                 November 30,                2001(a) to
                                             2005     -------------------------------------   November 30,
                                         (unaudited)     2004         2003         2002          2001
                                         -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $12.66       $10.56        $8.60        $9.65       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(b)(c)                                .11          .14(d)       .13          .12         (.01)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                .29         2.10         1.91        (1.17)        (.34)
Net increase (decrease) in
  net asset value from
  operations                                  .40         2.24         2.04        (1.05)        (.35)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                     (.19)        (.14)        (.08)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                               (.41)          -0-          -0-          -0-          -0-
Total distributions                          (.60)        (.14)        (.08)          -0-          -0-
Net asset value,
  end of period                            $12.46       $12.66       $10.56        $8.60        $9.65

TOTAL RETURN
Total investment return based
  on net asset value(e)                      3.22%       21.47%       23.98%      (10.88)%      (3.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $146,526     $131,710     $100,367      $74,727       $1,791
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.05%(f)     1.11%        1.20%        1.23%        2.10%(f)
  Expenses, before waivers/
    reimbursements                           1.10%(f)     1.35%        1.59%        1.85%        9.39%(f)
  Net investment income
    (loss)(c)                                1.74%(f)     1.26%(d)     1.42%        1.31%        (.13)%(f)
Portfolio turnover rate                         9%          38%          29%          28%          14%



See footnote summary on page 37.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                    Class R
                                                                 ------------
                                                                    March 1,
                                                                   2005(i) to
                                                                    May 31,
                                                                      2005
                                                                  (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $12.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                            .07
Net realized and unrealized loss on investment and foreign
  currency transactions                                               (.55)
Net decrease in net asset value from operations                       (.48)
Net asset value, end of period                                      $12.42

TOTAL RETURN
Total investment return based on net asset value(e)                  (3.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                             1.54%(f)
  Expenses, before waivers/reimbursements                             1.63%(f)
  Net investment income(c)                                            2.12%(f)
Portfolio turnover rate                                                  9%


See footnote summary on page 37.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 35


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                   Class K
                                                                 ------------
                                                                    March 1,
                                                                   2005(i) to
                                                                    May 31,
                                                                      2005
                                                                  (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $12.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                            .07
Net realized and unrealized loss on investment and foreign
  currency transactions                                               (.54)
Net decrease in net asset value from operations                       (.47)
Net asset value, end of period                                      $12.43

TOTAL RETURN
Total investment return based on net asset value(e)                  (3.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                             1.28%(f)
  Expenses, before waivers/reimbursements                             1.36%(f)
  Net investment income(c)                                            2.39%(f)
Portfolio turnover rate                                                  9%


See footnote summary on page 37.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                   Class I
                                                                 ------------
                                                                   March 1,
                                                                  2005(i) to
                                                                    May 31,
                                                                     2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $12.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                            .08
Net realized and unrealized loss on investment and foreign
  currency transactions                                               (.55)
Net decrease in net asset value from operations                       (.47)
Net asset value, end of period                                      $12.43

TOTAL RETURN
Total investment return based on net asset value(e)                  (3.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                             1.07%(f)
  Expenses, before waivers/reimbursements                             1.16%(f)
  Net investment income(c)                                            2.56%(f)
Portfolio turnover rate                                                  9%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d)  Net of expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Amount is less than $.005.

(h)  Amount is less than .005%.

(i)  Commencement of distributions.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 37


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Sharon E. Fay, Senior Vice President
Kevin F. Simms, Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Henry S. D'Auria, Vice President
Giulio A. Martini, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02118


(1) Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the Global Value Investment Policy Group.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


Information Regarding the Review and Approval of the Fund's Advisory Agreement

The Trust's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Trust and the Adviser in respect of the Fund at a meeting held on December 14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement in respect of the Fund with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Trust's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of the Fund, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 39


8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Fund;

9.  portfolio turnover rates of the Fund;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Fund;

11. information about fees charged by the Adviser to other clients with similar investment objectives;

12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

13.  the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement in respect of the Fund (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Trust who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement. The directors noted that the Adviser had waived reimbursement payments in recent periods from the Fund in light of the expense caps in effect for the Fund.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2002 and 2003. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January 1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 41


The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements, from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of classes of shares of the Fund that are subject to the Trust's 12b-1 plan; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensation in that connection, that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services, and that brokers who are affiliated with the Adviser are permitted to execute brokerage transactions for the Fund subject to satisfaction of certain requirements.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance for Class A shares of the Fund compared to other funds in the Lipper Global Multi Value Funds Average (Lipper categorizes the Fund as a Global Multi Value fund) as of October 31, 2004 over the year to date, 1- and 3-year and since-inception periods (March 2001 inception) and compared to the MSCI World Index. The directors noted that the Fund's performance had been close to the Lipper medians over all periods. Based on their review, the directors concluded that the Fund's relative investment performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Fund. The Adviser manages accounts for institutional clients with a comparable investment style to the Fund. The directors noted that the institutional fee schedule for these accounts had much lower breakpoints than the fee schedule in the Fund's
Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate fee rates with large institutional clients that are lower than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers and is responsible for the compensation of the Trust's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 43


services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the lower advisory fees implemented in January 2004. The expense ratio of the Fund reflected fee waivers and/or expense reimbursements. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 75 basis points was the same as both the Lipper average and the Lipper median. The directors noted that in the Fund's latest fiscal year the administrative expense reimbursement of 13 basis points had been waived by the Adviser. The directors also noted that the Fund's expense ratio, which has been capped by the Adviser, was the same as the Lipper median. They concluded that the Fund's expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 45


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


NOTES


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 47


NOTES


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND


ALLIANCEBERNSTEIN GLOBAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ACBVIGVFSR0505

-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein International Value Fund

International Value

Semi-Annual Report

May 31, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 29, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein International Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein research unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

Investment Results

The table on page 4 provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended May 31, 2005.

The Fund outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ended May 31, 2005, but it lagged the benchmark modestly for the six-month reporting period.

During the six-month reporting period, the Fund benefited from underweighting the telecommunications, consumer cyclical, and transportation sectors, but this was offset by underweighting the utilities and medical sectors. Stock selection among industrial commodities detracted from performance.

Commodity prices have moderated from their recent highs--although they are nowhere near their lows of the last several years--and many investors have seen this as a sign that the recent commodity cycle is coming to an end. The Fund's holdings in the steel industry suffered particularly from this perception. Stock selection in the consumer staples sector also contributed negatively to the Fund's performance, although this was primarily driven by short-term news about just one stock--news which the Fund's International Value Investment Policy Group (the "Group") thinks will not have a long-term impact on the stock's prospects. Selection among capital equipment and finance stocks were small positives.

For the 12-month period, the story was somewhat different. Generally speaking, the Fund benefited from strong sector and stock selection. Specifically, underweighting the consumer cyclical sector and overweighting the industrial commodities, construction and housing, and energy sectors contributed to the Fund's premium. In addition, selection among energy, capital equipment, and construction and housing stocks also added to relative return. The Fund's underweighted position in the utilities sector was the only meaningful detractor.

Market Review and Investment Strategy

International equity markets rose in the last year as solid overall economic growth in the world translated into very good profit growth for companies. This positive backdrop was occasionally


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1


clouded by anxieties about elevated energy costs and the possibility of rising inflation. However, economic growth does not appear to have been significantly hampered by oil prices remaining at unexpectedly high levels for a very long time. Indications are that inflation is still under control. Investors were also heartened by an unambiguous outcome in the U.S. presidential election last November.

The Group's strategy over both the last six and 12 months was to maintain a cyclical bias in the Fund's portfolio. This position was not the function of a top-down macroeconomic call, but rather was the result of our fundamental research process of identifying attractive opportunities in the market. For example, the energy sector overall benefited from unflagging demand and a sharp rise in the price of crude oil. However, our research indicated that firms with higher leverage to an increase in oil prices were particularly attractive. Therefore, the Group directed the Fund's investments there, and this strategy worked very well. Similarly, within the capital equipment sector, the Group focused on specific automobile and auto-part companies where our research indicated profitability would remain strong or even grow while other investors worried about a slowdown.

One area that was particularly disappointing was the Fund's industrial commodities holdings. Demand from China has slowed and steel prices have moderated. As a result, the Fund's steel holdings fell as investors worried about a fall-off in profits, especially in an industry that historically has been plagued by overcapacity. Moreover, competitive pressures and dynamics in the paper and aluminum industries made it difficult for the companies the Fund owns to raise prices, and their profitability suffered. While the Group thinks the fundamentals for the Fund's paper and steel holdings are still attractive, it has revisited the Fund's aluminum holdings. Subsequently, the Group decided that the current situation is not as compelling as it would like. As a result, the Group is selling these positions until the industry setting is more propitious.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit AllianceBernstein International Value Fund expenses on an annual basis to 1.20%, 1.90%, 1.90%, .90%, 1.40%, 1.15% and .90% of the average daily net assets of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers extend through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waivers, the Fund's expenses would have been higher and its performance would have been lower than that shown.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 22 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED MAY 31, 2005                             6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein International Value Fund
   Class A                                               1.74%        18.98%
-------------------------------------------------------------------------------
   Class B                                               1.34%        18.11%
-------------------------------------------------------------------------------
   Class C                                               1.34%        18.11%
-------------------------------------------------------------------------------
   Advisor Class                                         1.85%        19.30%
-------------------------------------------------------------------------------
   Class R                                               1.60%        18.63%
-------------------------------------------------------------------------------
   Class K**                                            -6.83%*
-------------------------------------------------------------------------------
   Class I**                                            -6.83%*
-------------------------------------------------------------------------------
MSCI EAFE Index                                          2.11%        15.24%
-------------------------------------------------------------------------------

*  Since inception. (See inception dates below.)

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005

--------------------------------------------------------------
                            NAV Returns        SEC Returns
Class A Shares
1 Year                         18.98%             13.89%
Since Inception*               13.31%             12.15%

Class B Shares
1 Year                         18.11%             14.11%
Since Inception*               12.58%             12.58%

Class C Shares
1 Year                         18.11%             17.11%
Since Inception*               12.58%             12.58%

Advisor Class Shares
1 Year                         19.30%
Since Inception*               13.73%

Class R Shares
1 Year                         18.63%
Since Inception*               19.14%

Class K Shares+
Since Inception*               -6.83%

Class I Shares+
Since Inception*               -6.83%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            13.63%
Since Inception*                                  12.31%

Class B Shares
1 Year                                            13.84%
Since Inception*                                  12.73%

Class C Shares
1 Year                                            16.84%
Since Inception*                                  12.73%


* Inception dates: 3/29/01 for Class A, Class B, Class C and Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                             Beginning                         Ending
                          Account Value                    Account Value                   Expenses Paid
                         December 1, 2004                   May 31, 2005                   During Period*
                -------------------------------   -------------------------------   ---------------------------
                   Actual        Hypothetical        Actual       Hypothetical**      Actual      Hypothetical
                -----------   -----------------   -----------   -----------------   -----------   -------------
Class A            $1,000          $1,000         $1,017.42         $1,018.95         $6.04           $6.04
---------------------------------------------------------------------------------------------------------------
Class B            $1,000          $1,000         $1,013.42         $1,015.46         $9.54           $9.55
---------------------------------------------------------------------------------------------------------------
Class C            $1,000          $1,000         $1,013.42         $1,015.46         $9.54           $9.55
---------------------------------------------------------------------------------------------------------------
Advisor
  Class            $1,000          $1,000         $1,018.48         $1,020.44         $4.53           $4.53
---------------------------------------------------------------------------------------------------------------
Class R            $1,000          $1,000         $1,016.01         $1,017.95         $7.04           $7.04
---------------------------------------------------------------------------------------------------------------
Class K+           $1,000          $1,000         $  931.74         $1,009.60         $2.77           $2.88
---------------------------------------------------------------------------------------------------------------
Class I+           $1,000          $1,000         $  931.74         $1,010.22         $2.17           $2.26
---------------------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.20%, 1.90%, 1.90%, 0.90%, 1.40%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $2,245.5


SECTOR BREAKDOWN*
     34.7%   Finance
     12.2%   Capital Equipment
     11.7%   Industrial Commodities
     10.7%   Energy
      7.8%   Technology/Electronics
      5.2%   Consumer Staples
      4.4%   Telecommunications              [PIE CHART OMITTED]
      4.1%   Medical
      2.8%   Construction & Housing
      2.3%   Utilities
      1.8%   Consumer Cyclical

      2.3%   Short Term


COUNTRY BREAKDOWN*
     18.3%   United Kingdom
     17.2%   Japan
     14.4%   France
      7.5%   Germany
      6.5%   South Korea
      5.3%   Canada                          [PIE CHART OMITTED]
      5.1%   Netherlands
      4.3%   Spain
      3.3%   Singapore
      3.1%   Taiwan
      2.3%   Italy
     10.4%   Other

      2.3%   Short Term


* All data are as of May 31, 2005. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represents less than 2.0% weightings in Switzerland, Brazil, Belgium, Israel, China, Sweden, Hungary and Thailand.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7


                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

ING Groep NV                                    $  72,933,011           3.2%
-------------------------------------------------------------------------------
Renault, SA                                        66,380,353           3.0
-------------------------------------------------------------------------------
Arcelor                                            62,830,580           2.8
-------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                              60,911,346           2.7
-------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.              58,098,838           2.6
-------------------------------------------------------------------------------
Assurances Generales de France                     56,189,126           2.5
-------------------------------------------------------------------------------
Canon, Inc.                                        55,102,654           2.5
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                              54,663,355           2.4
-------------------------------------------------------------------------------
POSCO                                              53,275,515           2.4
-------------------------------------------------------------------------------
BP Plc                                             52,214,621           2.3
-------------------------------------------------------------------------------
                                                $ 592,599,399          26.4%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.1%

Belgium-1.8%
Delhaize Group                                        669,000    $   39,478,573
                                                                 --------------
Brazil-1.8%
Petroleo Brasileiro, SA (ADR)                         789,400        33,075,860
Votorantim Celulose e Papel, SA (ADR)                 699,000         8,381,010
                                                                 --------------
                                                                     41,456,870
                                                                 --------------
Canada-5.3%
Alcan, Inc.                                         1,075,700        32,394,407
Bank of Nova Scotia                                 1,449,126        45,891,299
Manulife Financial Corp.                              870,200        39,981,225
                                                                 --------------
                                                                    118,266,931
                                                                 --------------
China-1.1%
China Petroleum & Chemical Corp.                   65,530,000        23,898,171
                                                                 --------------
France-14.1%
Arcelor                                             3,159,820        62,830,580
Assurances Generales de France                        700,530        56,189,126
BNP Paribas, SA                                       231,500        15,562,523
Credit Agricole, SA                                 1,062,640        27,554,711
Renault, SA                                           775,900        66,380,353
Sanofi-Synthelabo, SA                                 676,882        60,911,346
Societe Generale                                      286,775        28,178,449
                                                                 --------------
                                                                    317,607,088
                                                                 --------------
Germany-7.4%
Continental AG                                        687,300        48,606,030
Depfa Bank Plc                                      1,170,000        18,752,414
Heidelberger Zement AG                                367,588        23,553,098
MAN AG                                                513,800        22,672,485
Muenchener Rueckversicherungs-Gesellschaft AG         475,100        51,869,375
                                                                 --------------
                                                                    165,453,402
                                                                 --------------
Hungary-1.0%
MOL Magyar Olaj-es Gazipari Rt.                       296,200        22,025,126
                                                                 --------------
Israel-1.1%
Bank Hapoalim, Ltd.                                 5,331,378        18,717,825
Bank Leumi Le-Israel                                2,252,900         6,374,643
                                                                 --------------
                                                                     25,092,468
                                                                 --------------
Italy-2.3%
ENI SpA                                             1,980,600        50,723,418
                                                                 --------------
Japan-16.9%
Aiful Corp.                                           501,450        36,797,314
Canon, Inc.                                         1,019,000        55,102,654
Honda Motor Co., Ltd.                               1,110,600        54,663,355
Japan Tobacco, Inc.                                     3,945        51,502,176


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
JFE Holdings, Inc.                                  1,725,200    $   43,227,762
Nissan Motor Co., Ltd.                              1,953,500        19,144,976
Orix Corp.                                             40,800         5,872,419
Promise Co., Ltd.                                     579,600        35,999,843
Sumitomo Mitsui Financial Group, Inc.                   8,991        58,098,838
UFJ Holdings, Inc.(a)                                   3,790        19,115,930
                                                                 --------------
                                                                    379,525,267
                                                                 --------------
Netherlands-5.0%
European Aeronautic Defence and Space Co.           1,345,650        39,777,248
ING Groep NV                                        2,635,902        72,933,011
                                                                 --------------
                                                                    112,710,259
                                                                 --------------
Singapore-3.2%
Flextronics International, Ltd.(a)                  1,934,900        24,728,022
Singapore Telecommunications, Ltd.                 30,983,790        48,285,266
                                                                 --------------
                                                                     73,013,288
                                                                 --------------
South Korea-6.4%
Hyundai Motor Co.                                     343,000        19,182,737
Kookmin Bank                                          570,000        24,994,430
POSCO                                                 298,900        53,275,515
Samsung Electronics Co., Ltd.                          49,170        23,722,046
Shinhan Financial Group Co., Ltd.                     879,700        22,443,616
                                                                 --------------
                                                                    143,618,344
                                                                 --------------
Spain-4.2%
Endesa, SA                                          2,383,000        51,863,434
Repsol YPF, SA                                      1,714,200        42,867,186
                                                                 --------------
                                                                     94,730,620
                                                                 --------------
Sweden-1.0%
Svenska Cellulosa AB Series B                         688,800        23,449,633
                                                                 --------------
Switzerland-1.9%
Credit Suisse Group                                 1,057,600        42,308,278
                                                                 --------------
Taiwan-3.1%
Compal Electronics, Inc.(b)                         6,357,040        30,513,792
Taiwan Semiconductor Manufacturing
  Co., Ltd. (ADR)                                   4,161,026        38,323,049
                                                                 --------------
                                                                     68,836,841
                                                                 --------------
Thailand-0.5%
PTT Public Co., Ltd.                                2,220,500        10,766,392
                                                                 --------------
United Kingdom-18.0%
Aviva Plc                                           3,889,749        43,519,583
BP Plc                                              5,206,000        52,214,621
George Wimpey Plc                                   1,610,000        12,467,789
GlaxoSmithKline Plc                                 1,190,400        29,462,393
HBOS Plc                                            2,917,840        42,441,371
InterContinental Hotels Group Plc                   1,251,664        14,499,303
Persimmon Plc                                         627,998         8,525,309
Royal Bank of Scotland Group Plc                    1,773,900        52,052,246


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Tate & Lyle Plc                                     2,755,000    $   23,704,924
Taylor Woodrow Plc                                  2,995,000        17,241,075
Vodafone Group Plc                                 19,579,846        49,292,895
Whitbread Plc                                       1,421,529        23,471,165
Xstrata Plc                                         1,986,000        35,599,489
                                                                 --------------
                                                                    404,492,163
                                                                 --------------
Total Common Stocks
  (cost $1,817,157,807)                                           2,157,453,132
                                                                 --------------
SHORT-TERM INVESTMENT-2.3%
Time Deposit-2.3%
State Street Euro Dollar
  2.35%, 6/01/05
  (cost $51,415,000)                                  $51,415        51,415,000
                                                                 --------------
Total Investments-98.4%
  (cost $1,868,572,807)                                           2,208,868,132
Other assets less liabilities-1.6%                                   36,653,437
                                                                 --------------
Net Assets-100%                                                  $2,245,521,569
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)


                                                                  Value at
                    Number of     Expiration      Original         May 31,        Unrealized
      Type          Contracts       Month           Value           2005         Appreciation
-----------------------------------------------------------------------------------------------
 EURO STOXX 50        1,304       June 2005      $48,511,655     $49,583,274      $1,071,619



(a)  Non-income producing security.

(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $30,513,792 or 1.4% of net assets.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)

ASSETS
Investments in securities, at value (cost $1,868,572,807)     $2,208,868,132
Cash                                                                      23
Foreign cash, at value (cost $24,285,266)                         24,071,546(a)
Receivable for shares of beneficial interest sold                 17,439,166
Dividends and interest receivable                                  8,353,818
Receivable for investment securities sold                            558,996
                                                              --------------
Total assets                                                   2,259,291,681
                                                              --------------
LIABILITIES
Payable for investment securities purchased                        7,820,120
Payable for shares of beneficial interest redeemed                 2,688,104
Advisory fee payable                                               1,145,389
Distribution fee payable                                             528,140
Transfer Agent fee payable                                           227,953
Payable for variation margin on futures contracts                    161,119
Accrued expenses and other liabilities                             1,199,287
                                                              --------------
Total liabilities                                                 13,770,112
                                                              --------------
Net Assets                                                    $2,245,521,569
                                                              ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                               $1,825,733,103
Undistributed net investment income                               21,366,865
Accumulated net realized gain on investment and foreign
  currency transactions                                           58,488,975
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                    339,932,626
                                                              --------------
                                                              $2,245,521,569
                                                              ==============


CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                                          Net Asset Value and:
                                                    -----------------------------       Maximum
                                     Shares           Offering       Redemption        Offering
Class            Net Assets       Outstanding           Price           Price           Price *
-------------------------------------------------------------------------------------------------
A            $   771,590,304        48,327,481              --          $15.97         $16.68
-------------------------------------------------------------------------------------------------
B            $   170,444,988        10,812,903          $15.76              --             --
-------------------------------------------------------------------------------------------------
C            $   232,914,917        14,776,968          $15.76              --             --
-------------------------------------------------------------------------------------------------
Advisor      $ 1,064,395,882        65,893,939          $16.15          $16.15             --
-------------------------------------------------------------------------------------------------
R            $     1,800,060           112,696          $15.97          $15.97             --
-------------------------------------------------------------------------------------------------
K            $         9,315           583.431          $15.97          $15.97             --
-------------------------------------------------------------------------------------------------
I            $     4,366,103           273,363          $15.97          $15.97             --
-------------------------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a) An amount of U.S. $3,690,664 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2005.

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $5,316,709)                             $  35,519,411
Interest                                           620,903    $  36,140,314
                                             -------------
EXPENSES
Advisory fee                                     7,439,281
Distribution fee--Class A                          926,474
Distribution fee--Class B                          794,562
Distribution fee--Class C                          954,171
Distribution fee--Class R                            2,859
Distribution fee--Class K                                6
Transfer agency                                  1,857,732
Custodian                                          599,771
Registration fees                                   99,066
Printing                                            73,240
Administrative                                      38,000
Audit                                               30,817
Legal                                               23,481
Trustees' fees                                      10,651
Miscellaneous                                       38,684
                                             -------------
Total expenses                                  12,888,795
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                   (1,279,260)
Less: expense offset arrangement
  (see Note B)                                      (4,325)
                                             -------------
Net expenses                                                     11,605,210
                                                              -------------
Net investment income                                            24,535,104
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                        90,313,079
  Futures contracts                                               4,139,965
  Foreign currency transactions                                  (1,434,952)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                  (100,487,306)(a)
  Futures contracts                                                 269,299
  Foreign currency denominated assets
    and liabilities                                                (671,324)
                                                              -------------
Net loss on investment and foreign
  currency transactions                                          (7,871,239)
                                                              -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                  $  16,663,865
                                                              =============


(a)  Net of change in accrued foreign capital gains taxes of $(192,073).

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13


                                             Statement of Changes In Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended    Year Ended
                                                  May 31, 2005     November 30,
                                                  (unaudited)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   24,535,104   $   16,574,598
Net realized gain on investment and
  foreign currency transactions                     93,018,092       55,157,352
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities              (100,889,331)     266,597,709
                                                --------------   --------------
Net increase in net assets from
  operations                                        16,663,865      338,329,659

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                           (5,137,625)      (1,870,512)
  Class B                                             (748,778)        (443,690)
  Class C                                             (803,764)        (317,937)
  Advisor Class                                    (12,759,742)      (7,897,386)
  Class R                                               (9,188)             (71)
Net realized gain on investment
  transactions
  Class A                                          (10,811,823)              -0-
  Class B                                           (3,199,928)              -0-
  Class C                                           (3,432,296)              -0-
  Advisor Class                                    (22,873,018)              -0-
  Class R                                              (20,846)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       469,197,284      532,954,138
                                                --------------   --------------
Total increase                                     426,064,141      860,754,201

NET ASSETS
Beginning of period                              1,819,457,428      958,703,227
                                                --------------   --------------
End of period (including undistributed
  net investment income of
  $21,366,865 and $16,290,858,
  respectively)                                 $2,245,521,569   $1,819,457,428
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the"Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small/Mid Cap Value Fund, formerly AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Class I shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.20%, 1.90%, 1.90%, .90%, 1.40%, 1.15%
and .90% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended May 31, 2005, such waiver amounted to $1,241,260.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2005, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $38,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,306,740 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $4,325 under an expense offset arrangement with AGIS.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $83,838 from the sales of Class A shares and received $2,292, $59,823 and $12,117 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005, amounted to $1,620,831, of which $22,500 and $177,927, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares, and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $_2,013,934, $1,700,797, $7,480 and $0 for Class B, Class C, Class R and Class
K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                                  Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $  716,888,803   $  308,005,346
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $  374,910,625
Gross unrealized depreciation                                       (34,615,300)
                                                                 --------------
Net unrealized appreciation                                      $  340,295,325
                                                                 ==============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Transactions in shares of beneficial interest were as follows:

                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold           22,781,846    17,345,346   $ 373,061,238   $ 250,868,673
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions          915,860       130,520      14,699,556       1,717,630
-------------------------------------------------------------------------------
Shares converted
  from Class B           225,165       364,656       3,675,290       5,214,734
-------------------------------------------------------------------------------
Shares redeemed       (3,707,717)   (3,800,557)    (60,478,814)    (53,700,915)
-------------------------------------------------------------------------------
Net increase          20,215,154    14,039,965   $ 330,957,270   $ 204,100,122
===============================================================================

Class B
Shares sold            3,118,060     3,743,482   $  50,581,535   $  53,103,048
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions          204,117        28,175       3,243,419         367,964
-------------------------------------------------------------------------------
Shares converted
  to Class A            (227,713)     (368,744)     (3,675,290)     (5,214,734)
-------------------------------------------------------------------------------
Shares redeemed         (848,506)   (1,531,479)    (13,722,948)    (21,361,941)
-------------------------------------------------------------------------------
Net increase           2,245,958     1,871,434   $  36,426,716   $  26,894,337
===============================================================================

Class C
Shares sold            6,398,143     5,167,138   $ 103,827,862   $  73,411,390
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions          178,003        16,323       2,828,471         213,175
-------------------------------------------------------------------------------
Shares redeemed         (747,976)     (952,110)    (12,076,426)    (13,385,749)
-------------------------------------------------------------------------------
Net increase           5,828,170     4,231,351   $  94,579,907   $  60,238,816
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                     (unaudited)       2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Advisor Class
Shares sold           15,974,946    19,166,232   $ 263,903,504   $ 271,748,840
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions        2,136,226       588,038      34,628,213       7,803,272
-------------------------------------------------------------------------------
Shares redeemed      (18,188,999)   (2,687,061)   (296,582,362)    (38,673,986)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (77,827)   17,067,209   $   1,949,355   $ 240,878,126
===============================================================================

Class R
Shares sold               61,012        65,111   $     990,413   $     940,243
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions              178        (6,741)          2,860         (97,506)
-------------------------------------------------------------------------------
Shares redeemed           (7,658)           -0-       (124,518)             -0-
-------------------------------------------------------------------------------
Net increase              53,532        58,370   $     868,755   $     842,737
===============================================================================

                   March 1, 2005(a)             March 1, 2005(a)
                   to May 31, 2005              to May 31, 2005
                     (unaudited)                  (unaudited)
                    -------------                --------------
Class K
Shares sold                  583                 $      10,000
---------------------------------------------------------------
Net increase                 583                 $      10,000
===============================================================

Class I
Shares sold              273,363                 $   4,405,281
---------------------------------------------------------------
Net increase             273,363                 $   4,405,281
===============================================================

(a)  Commencement of distribution.


NOTE F

Risks Involved in Investing in The Fund

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $   10,529,596   $    5,068,854
                                            --------------   --------------
Total taxable distributions                     10,529,596        5,068,854
                                            --------------   --------------
Total distributions paid                    $   10,529,596   $    5,068,854
                                            --------------   --------------


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $   16,290,858
Undistributed long term capital gains                            40,118,617
Accumulated capital and other losses                            (34,309,823)(a)
Unrealized appreciation/(depreciation)                          440,821,957
                                                             --------------
Total accumulated earnings/(deficit)                         $  462,921,609
                                                             ==============


(a) On November 30, 2004, the Fund had a net capital loss carryforward of $34,309,823 of which $5,445,847 expires in the year 2008 and $28,863,976 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Alliance International Fund, Inc. may apply. During the fiscal year, the Fund utilized capital loss carryforwards of $15,046,218.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                   Class A
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended             Year Ended November 30,          2001(a) to
                                      May 31, 2005  -------------------------------------   November 30,
                                       (unaudited)      2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $16.22       $12.82        $9.83        $9.64       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                 .21          .16(d)       .13          .07          .04
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .07         3.37         2.96          .12(e)      (.40)
Net increase (decrease)
  in net asset value from
  operations                                .28         3.53         3.09          .19         (.36)

LESS: DIVIDENDS
  AND DISTRIBUTIONS
Dividends from
  net investment income                    (.17)        (.13)        (.10)          -0-          -0-
Distributions from
  net realized gains on
  investment transactions                  (.36)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.53)        (.13)        (.10)          -0-          -0-
Net asset value, end of period           $15.97       $16.22       $12.82        $9.83        $9.64

TOTAL RETURN
Total investment return
  based on net asset value(f)              1.74%       27.77%       31.80%        1.97%       (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $771,591     $455,933     $180,443      $74,193       $3,990
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.20%(g)     1.20%        1.20%        1.20%        1.44%(g)
  Expenses, before waivers/
    reimbursements                         1.33%(g)     1.64%        1.93%        2.19%        5.11%(g)
  Net investment income(c)                 2.60%(g)     1.12%(d)     1.22%         .74%         .62%(g)
Portfolio turnover rate                      16%          22%          20%          23%          11%



See footnote summary on page 34.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Class B
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended           Year Ended November 30,            2001(a) to
                                      May 31, 2005  -------------------------------------   November 30,
                                       (unaudited)     2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.99       $12.67        $9.75        $9.62       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income (loss)(b)(c)                       .14          .07(d)       .07           -0-(h)       -0-(h)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .08         3.32         2.92          .13(e)      (.38)
Net increase (decrease) in
  net asset value from
  operations                                .22         3.39         2.99          .13         (.38)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.09)        (.07)        (.07)          -0-          -0-
Distributions from
  net realized gains on
  investment transactions                  (.36)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.45)        (.07)        (.07)          -0-          -0-
Net asset value, end of period           $15.76       $15.99       $12.67        $9.75        $9.62

TOTAL RETURN
Total investment return
  based on net asset value(f)              1.34%       26.83%       30.85%        1.35%       (3.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $170,445     $136,980      $84,809      $51,608       $2,220
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.90%(g)     1.90%        1.90%        1.90%        2.19%(g)
  Expenses, before waivers/
    reimbursements                         2.05%(g)     2.39%        2.71%        2.84%        7.84%(g)
  Net investment
    income (loss)(c)                       1.69%(g)      .47%(d)      .61%        (.03)%       (.05)%(g)
Portfolio turnover rate                      16%          22%          20%          23%          11%



See footnote summary on page 34.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                   Class C
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended            Year Ended November 30,          2001(a) to
                                      May 31, 2005  -------------------------------------   November 30,
                                       (unaudited)      2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.99       $12.67        $9.75        $9.60       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                 .15          .06(d)       .06          .01           -0-(h)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .07         3.33         2.93          .14(e)      (.40)
Net increase (decrease) in
  net asset value from
  operations                                .22         3.39         2.99          .15         (.40)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.09)        (.07)        (.07)          -0-          -0-
Distributions from
  net realized gains on
  investment transactions                  (.36)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.45)        (.07)        (.07)          -0-          -0-
Net asset value, end of
  period                                 $15.76       $15.99       $12.67        $9.75        $9.60

TOTAL RETURN
Total investment return
  based on net asset value(f)              1.34%       26.83%       30.85%        1.56%       (4.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $232,915     $143,067      $59,753      $26,663       $1,582
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.90%(g)     1.90%        1.90%        1.90%        2.23%(g)
  Expenses, before waivers/
    reimbursements                         2.03%(g)     2.35%        2.65%        2.90%        8.77%(g)
  Net investment income(c)                 1.89%(g)      .46%(d)      .55%         .09%         .03%(g)
Portfolio turnover rate                      16%          22%          20%          23%          11%



See footnote summary on page 34.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Advisor Class
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended            Year Ended November 30,           2001(a) to
                                      May 31, 2005  -------------------------------------   November 30,
                                       (unaudited)     2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $16.41       $12.96        $9.92        $9.68       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                 .21          .21(d)       .18          .17          .04
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .09         3.40         2.97          .07(e)      (.36)
Net increase (decrease) in
  net asset value from
  operations                                .30         3.61         3.15          .24         (.32)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.20)        (.16)        (.11)          -0-          -0-
Distributions from
  net realized gains on
  investment transactions                  (.36)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.56)        (.16)        (.11)          -0-          -0-
Net asset value, end of period           $16.15       $16.41       $12.96        $9.92        $9.68

TOTAL RETURN
Total investment return based
  on net asset value(f)                    1.85%       28.10%       32.19%        2.48%       (3.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                    $1,064,396   $1,082,517     $633,688     $325,800     $167,263
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                          .90%(g)      .90%         .90%         .90%         .90%(g)
  Expenses, before waivers/
    reimbursements                         1.03%(g)     1.34%        1.63%        1.75%        2.26%(g)
  Net investment income(c)                 2.62%(g)     1.48%(d)     1.61%        1.67%         .65%(g)
Portfolio turnover rate                      16%          22%          20%          23%          11%



See footnote summary on page 34.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                           Class R
                                            -------------------------------------
                                            Six Months                 November 3,
                                               Ended     Year Ended    2003(i) to
                                           May 31, 2005   November 30, November 30,
                                            (unaudited)      2004         2003
                                            -----------  -----------  ------------
Net asset value, beginning of period          $16.23       $12.82       $12.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .21          .02(d)        -0-(h)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                   .05         3.48          .22
Net increase in net asset value from
  operations                                     .26         3.50          .22

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)        (.09)          -0-
Distributions from net realized gains on
  investment transactions                       (.36)          -0-          -0-
Total dividends and distributions               (.52)        (.09)          -0-
Net asset value, end of period                $15.97       $16.23       $12.82

TOTAL RETURN
Total investment return based on net
  asset value(f)                                1.60%       27.46%        1.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,800         $960          $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%(g)     1.40%        1.40%(g)
  Expenses, before waivers/reimbursements       1.58%(g)     1.84%        2.31%(g)
  Net investment income(c)                      2.72%(g)      .12%(d)      .40%(g)
Portfolio turnover rate                           16%          22%          20%



See footnote summary on page 34.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 31


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                   Class K
                                                                 ------------
                                                                   March 1,
                                                                  2005(i) to
                                                                 May 31, 2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $17.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                            .17
Net realized and unrealized loss on investment and
  foreign currency transactions                                      (1.34)
Net decrease in net asset value from operations                      (1.17)
Net asset value, end of period                                      $15.97

TOTAL RETURN
Total investment return based on net asset value(f)                  (6.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                               $9
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                          1.15%
  Expenses, before waivers/reimbursements(g)                          1.20%
  Net investment income(c)(g)                                         4.22%
Portfolio turnover rate                                                 16%


See footnote summary on page 34.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                   Class I
                                                                 ------------
                                                                   March 1,
                                                                  2005(i) to
                                                                 May 31, 2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $17.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                            .20
Net realized and unrealized loss on investment and
  foreign currency transactions                                      (1.37)
Net decrease in net asset value from operations                      (1.17)
Net asset value, end of period                                      $15.97

TOTAL RETURN
Total investment return based on net asset value(f)                  (6.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $4,366
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                           .90%
  Expenses, before waivers/reimbursements(g)                           .93%
  Net investment income(c)(g)                                         6.83%
Portfolio turnover rate                                                 16%


See footnote summary on page 34.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 33


                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d)  Net of fees waived/reimbursed by the Transfer Agent.

(e) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of market gains and losses.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Amount is less than $.005.

(i)  Commencement of distribution.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc. O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J.Downey(1)


OFFICERS(2)

Sharon E. Fay, Senior Vice President
Kevin F. Simms, Senior Vice President
Philip L.Kirstein, Senior Vice President and Independent Compliance Officer Henry S. D'Auria, Vice President
Giulio A. Martini, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036


(1) Member of the Audit Committee, Governance and Nominating Committee, and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for, the Fund's portfolio are made by the International Value Investment Policy Group. While all members of the team work jointly to determine the majority of the investment strategy, including stock selection for the Fund, Ms. Sharon E. Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria, and Mr. Giulio A. Martini are primarily responsible for the day-to-day management of the Fund's portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 35


Information Regarding the Review and Approval of the Fund's Advisory Agreement

The Trust's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Trust and the Adviser in respect of the Fund at a meeting held on December 14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement in respect of the Fund with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Trust's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of the Fund, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Fund;

9.  portfolio turnover rates of the Fund;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Fund;

11. information about fees charged by the Adviser to other clients with similar investment objectives;

12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

13.  the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement in respect of the Fund (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 37


purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Trust who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement. The directors noted that the Adviser had waived reimbursement payments in recent periods from the Fund in light of the expense caps in effect for the Fund.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2002 and 2003. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January 1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appro-


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


priate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.

The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements, from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of classes of shares of the Fund that are subject to the Trust's 12b-1 plan; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensation in that connection, that a subsidiary of the Adviser provides transfer agency


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 39


services to the Fund and receives compensation from the Fund for such services, and that brokers who are affiliated with the Adviser are permitted to execute brokerage transactions for the Fund subject to satisfaction of certain requirements.

The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance for Class A shares of the Fund compared to other funds in the Lipper International Multi Value Funds Average (Lipper categorizes the Fund as an International Multi Value fund) as of October 31, 2004 over the year to date, 1- and 3-year and since-inception periods (March 2001 inception) and compared to the MSCI EAFE Index. The directors noted that the Fund's performance was significantly better than the Lipper medians for all periods. Based on their review, the directors concluded that the Fund's relative investment performance over time had been highly satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Fund. The Adviser manages accounts for institutional clients with a comparable investment style to the Fund. The directors noted that the institutional fee schedule for these accounts had much lower breakpoints than the fee schedule in the Fund's
Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate fee rates with large institutional clients that are lower than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers and is responsible for the compensation of the Trust's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the lower advisory fees implemented in January 2004. The expense ratio of the Fund reflected fee waivers and/or expense reimbursements. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 75 basis points was below both the Lipper average and the Lipper median. The directors noted that in the Fund's latest fiscal year the administrative expense reimbursement of two basis points had been waived by the Adviser. The directors also noted that the Fund's expense ratio, which has been capped by the Adviser, was much lower than the Lipper median. They concluded that the Fund's expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 41


the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 43


NOTES


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ACBVIINTVFSR0505

[LOGO] AllianceBernstein (R)
Investment Research and Management

AllianceBernstein Small/Mid Cap
Value Fund
Small-Cap Value

                                                                    May 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



    Investment Products Offered
===================================
    o Are Not FDIC Insured
    o May Lose Value
    o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 15, 2005


Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Small/Mid Cap Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005. Note that prior to February 1, 2005, the Fund was named AllianceBernstein Small Cap Value Fund.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein research unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results
The table on page 4 shows the Fund's performance compared to its benchmark, the Russell 2500 Value Index, for the six- and 12-month periods ended May 31, 2005. The Fund underperformed the Russell 2500 Value Index for both the six- and 12-month periods ended May 31, 2005.

The Fund's modest underperformance during the six-month reporting period is attributed to an underweighted position in the energy sector, in addition to overweighted positions in the autos and transportation and materials and processing sectors. Auto-related stocks fell during the period as investors became concerned over potential declines in North American auto production. Materials stocks were dragged down by concerns that weakening economic growth would dampen demand; in some cases, growing supply also drove commodity prices down from their super-inflated recent peaks. Holdings in consumer discretionary stocks were strong positive contributors to the Fund's performance as turnarounds in financial performance for certain stocks in the Fund's investment portfolio helped. The Fund also benefited from consolidation in the retail sector. The health care sector was also positive, driven by strong performance in hospital and health insurance names.

The Fund's performance drivers and detractors during the 12-month period ended May 31, 2005 varied slightly from those during the six-month period under review. For the 12-month period, auto-related holdings continued to be detractors for many of the same reasons listed above. The Fund's underweighted position in the financial services sector, specifically real estate investment trusts (REITs), hurt performance as investors bought those stocks aggressively as part of their search for higher yields. In contrast to the six-month period, the Fund's materials and processing overweight was a strong contributor to performance during the 12-month period, as the run up in commodity prices late last year generated strong returns in these stocks.

Market Review and Investment Strategy
During the six-month period ended May 31, 2005, U.S. stock performance was muted as a first quarter swoon gave way to a second quarter recovery.


-------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 1

Small/mid-capitalization stocks, as measured by the Russell 2500 Index, outperformed smaller stocks, as measured by the Russell 2000 Index, although the differential was not large. Sector performance, however, diverged markedly over the period. Energy stocks, in particular, were strong as investors became comfortable with the sustained nature of the increase in oil prices that occurred in the first half of the year. Health care stocks also did well, helped by a buoyant hospital sector. The worst performing sectors included autos and transportation, whose components suffered from concerns over North American production levels, and materials and processing, where growing supply concerns drove underlying commodity prices down from their recent peaks.

During the 12-month period ended May 31, 2005, many of the same issues existed in the market. Small stocks underperformed small/mid cap names, although the differential was smaller. Energy stocks continued to be among the strong performers driven again by high oil prices. Auto-related stocks continued to be laggards.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit its expenses on an annual basis to 1.15%, 1.85%, 1.85% and 0.85%, 1.35%, 1.10% and
0.85% of the average daily net assets of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers extend through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waivers, the Fund's expenses would have been higher and their performance would have been lower than that shown.

Benchmark Disclosure
The unmanaged Russell 2500 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. The Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-capitalization U.S. stocks. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk
Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that rise as initially expected. The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                        ---------------------------------------
  THE FUND VS. ITS BENCHMARK                           Returns
                                        ---------------------------------------
  PERIODS ENDED MAY 31, 2005                   6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Small/Mid Cap Value Fund
   Class A                                      2.04%            14.38%
--------------------------------------------------------------------------------
   Class B                                      1.69%            13.60%
--------------------------------------------------------------------------------
   Class C                                      1.69%            13.61%
--------------------------------------------------------------------------------
   Advisor Class                                2.20%            14.72%
--------------------------------------------------------------------------------
   Class R                                      2.04%            14.40%
--------------------------------------------------------------------------------
   Class K**                                   -2.56%*
--------------------------------------------------------------------------------
   Class I**                                   -2.50%*
--------------------------------------------------------------------------------
  Russell 2500 Value Index                      2.61%            17.79%
--------------------------------------------------------------------------------

  * Since Inception. (See inception dates below.)


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                             14.38%                     9.54%
Since Inception*                   15.81%                    14.62%

Class B Shares
1 Year                             13.60%                     9.60%
Since Inception*                   14.99%                    14.99%

Class C Shares
1 Year                             13.61%                    12.61%
Since Inception*                   14.99%                    14.99%

Advisor Class Shares
1 Year                             14.72%
Since Inception*                   16.15%

Class R Shares
1 Year                             14.40%
Since Inception*                   16.20%



Class K Shares5

Since Inception*                   -2.56%



Class I Shares6

Since Inception*                   -2.50%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                        8.42%
Since Inception*                                             15.21%

Class B Shares
1 Year                                                        8.39%
Since Inception*                                             15.56%

Class C Shares
1 Year                                                       11.40%
Since Inception*                                             15.56%



* Inception Date: 3/29/01 for Class A, Class B, Class C and Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 5

FUND EXPENSES



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                Beginning              Ending
              Account Value         Account Value          Expenses Paid
            December 1, 2004        May 31, 2005          During Period*
         ---------------------  ---------------------- --------------------
          Actual  Hypothetical   Actual Hypothetical** Actual  Hypothetical
         -------- ------------  ------- -------------- ------  ------------
Class A   $1,000     $1,000     $1,020.36  $1,019.20   $ 5.79     $ 5.79
--------------------------------------------------------------------------------
Class B   $1,000     $1,000     $1,016.87  $1,015.71   $ 9.30     $ 9.30
--------------------------------------------------------------------------------
Class C   $1,000     $1,000     $1,016.92  $1,015.71   $ 9.30     $ 9.30
--------------------------------------------------------------------------------
Advisor
Class     $1,000     $1,000     $1,022.04  $1,020.69   $ 4.29     $ 4.28
--------------------------------------------------------------------------------
Class R   $1,000     $1,000     $1,020.39  $1,018.20   $ 6.80     $ 6.79
--------------------------------------------------------------------------------
Class K9  $1,000     $1,000     $ 971.41   $1,009.72   $ 2.70     $ 2.76
--------------------------------------------------------------------------------
Class I10 $1,000     $1,000     $ 975.01   $1,010.35   $ 2.09     $ 2.13
--------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.15%, 1.85%, 1.85%, 0.85%, 1.35%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

** Assumes 5% return before expenses.

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,118.9

SECTOR BREAKDOWN*
    20.1% Financial
    18.5% Consumer Cyclicals
    13.5% Capital Equipment
     9.9% Industrial Commodities
     6.7% Consumer Growth                     [PIE GRAPH OMITTED]
     6.5% Technology
     6.0% Consumer Staples
     5.9% Non-Financial
     4.3% Utilities
     3.5% Energy
     3.2% Services

     1.9% Short-Term


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Pulte Corp.                             $  25,564,880                 2.3%
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.                   22,405,779                 2.0
--------------------------------------------------------------------------------
Owens & Minor, Inc.                        21,169,900                 1.9
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                         20,122,101                 1.8
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                  20,020,334                 1.8
--------------------------------------------------------------------------------
Andrew Corp.                               19,980,168                 1.8
--------------------------------------------------------------------------------
AutoNation, Inc.                           19,718,440                 1.7
--------------------------------------------------------------------------------
URS Corp.                                  19,604,485                 1.7
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                     18,876,726                 1.7
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                          18,833,353                 1.7
--------------------------------------------------------------------------------
                                        $ 206,296,166                18.4%


* All data are as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

   Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 7

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                   Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.8%

Financial-20.0%
Major Regional Banks-5.2%
Central Pacific Financial Corp. ..................        424,175   $ 15,058,213
Hibernia Corp. Cl.A ..............................        364,800     11,728,320
Popular, Inc. ....................................        265,000      6,240,750
TD Banknorth, Inc. ...............................        117,992      3,537,400
UnionBanCal Corp. ................................        171,000     10,733,670
Whitney Holding Corp. ............................        334,200     10,597,482
                                                                    ------------
                                                                      57,895,835
                                                                    ------------
Multi-Line Insurance-2.7%
PacifiCare Health Systems, Inc.(a) ...............        265,300     16,668,799
StanCorp Financial Group, Inc. ...................        188,300     14,094,255
                                                                    ------------
                                                                      30,763,054
                                                                    ------------
Property - Casualty Insurance-4.4%
Old Republic International Corp. .................        655,300     16,290,758
PartnerRe, Ltd. ..................................         76,586      5,060,037
Platinum Underwriters Holdings, Ltd. (Bermuda) ...        362,325     11,014,680
Radian Group, Inc. ...............................        374,300     17,172,884
                                                                    ------------
                                                                      49,538,359
                                                                    ------------
Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a) ....................        222,100      3,091,632
                                                                    ------------
Savings & Loan-5.6%
Astoria Financial Corp. ..........................        596,050     16,415,217
Commercial Federal Corp. .........................        361,000      9,028,610
MAF Bancorp, Inc. ................................        442,513     18,833,353
Sovereign Bancorp, Inc. ..........................        522,500     11,662,200
Washington Federal, Inc. .........................        296,499      6,766,107
                                                                    ------------
                                                                      62,705,487
                                                                    ------------
Miscellaneous Financial-1.8%
A.G. Edwards, Inc. ...............................        487,100     20,122,101
                                                                    ------------
                                                                     224,116,468
                                                                    ------------
Consumer Cyclicals-18.5%
Apparel Manufacturing-5.9%
Jones Apparel Group, Inc. ........................        627,400     20,020,334
Liz Claiborne, Inc. ..............................        471,100     17,689,805
Reebok International, Ltd. .......................        366,000     14,899,860
V. F. Corp. ......................................        225,500     12,724,965
                                                                    ------------
                                                                      65,334,964
                                                                    ------------
Autos & Auto Parts-2.4%
American Axle & Manufacturing Holdings, Inc. .....        308,700      6,390,090
Dana Corp. .......................................        783,000     10,609,650
Group 1 Automotive, Inc.(a) ......................        373,200      9,968,172
                                                                    ------------
                                                                      26,967,912
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Company                                              Shares           Value
--------------------------------------------------------------------------------

Retailers-10.2%
AutoNation, Inc.(a) ........................           985,922      $ 19,718,440
BJ's Wholesale Club, Inc.(a) ...............           571,665        17,235,700
Borders Group, Inc. ........................           698,300        17,660,007
Brunswick Corp. ............................            51,500         2,216,560
Federated Department Stores, Inc. ..........           105,400         7,109,230
Foot Locker, Inc. ..........................            70,600         1,864,546
Office Depot, Inc.(a) ......................           929,600        18,331,712
Payless ShoeSource, Inc.(a) ................         1,331,300        22,405,779
RadioShack Corp. ...........................           305,900         7,696,444
                                                                    ------------
                                                                     114,238,418
                                                                    ------------
                                                                     206,541,294
Capital Equipment-13.5%
Aerospace/Defense-1.6%
Goodrich Corp. .............................           430,500        18,020,730
                                                                    ------------
Auto & Truck Parts-4.0%
ArvinMeritor, Inc. .........................           856,400        12,332,160
BorgWarner, Inc. ...........................           246,760        13,191,790
Modine Manufacturing Co. ...................           230,900         7,019,360
PACCAR, Inc. ...............................           167,600        11,857,700
                                                                    ------------
                                                                      44,401,010
                                                                    ------------
Electrical Equipment-2.2%
Anixter International, Inc.(a) .............           227,000         8,582,870
Cooper Industries, Ltd. Cl.A ...............           239,400        16,504,236
                                                                    ------------
                                                                      25,087,106
                                                                    ------------
Machinery-3.4%
Lincoln Electric Holdings, Inc. ............           171,500         5,618,340
Moog, Inc. Cl.A(a) .........................           598,650        18,169,027
Terex Corp.(a) .............................           356,600        14,092,832
                                                                    ------------
                                                                      37,880,199
                                                                    ------------
Miscellaneous Capital Goods-2.3%
Parker-Hannifin Corp. ......................           138,700         8,367,771
Textron, Inc. ..............................           222,850        17,224,077
                                                                    ------------
                                                                      25,591,848
                                                                    ------------
                                                                     150,980,893
Industrial Commodities-9.8%
Chemicals-3.5%
Albemarle Corp. ............................           390,100        14,839,404
Crompton Corp. .............................           591,900         9,085,665
Cytec Industries, Inc. .....................           374,600        15,605,836
                                                                    ------------
                                                                      39,530,905
                                                                    ------------
Containers - Metal/Glass/Paper-0.7%
Ball Corp. .................................           189,800         7,126,990
                                                                    ------------


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 9

Company                                               Shares          Value
--------------------------------------------------------------------------------

Miscellaneous Metals-2.2%
Reliance Steel & Aluminum Co. ................          368,000     $ 14,164,320
Silgan Holdings, Inc. ........................          187,979       10,714,803
                                                                    ------------
                                                                      24,879,123
                                                                    ------------
Paper-0.5%
Meadwestvaco Corp. ...........................          208,800        5,988,384
                                                                    ------------
Steel-1.5%
United States Steel Corp. ....................          419,400       16,679,538
                                                                    ------------
Miscellaneous Industrial Commodities-1.4%
United Stationers, Inc.(a) ...................          324,766       15,923,277
                                                                    ------------
                                                                     110,128,217
                                                                    ------------
Consumer Growth-6.7%
Hospital Management-1.5%
Universal Health Services, Inc. Cl.B .........          297,000       17,353,710
                                                                    ------------
Hospital Supplies-1.9%
Owens & Minor, Inc. ..........................          682,900       21,169,900
                                                                    ------------
Other Medical-0.1%
PerkinElmer, Inc. ............................           35,700          682,941
                                                                    ------------
Photography-1.1%
IKON Office Solutions, Inc. ..................        1,321,500       12,805,335
                                                                    ------------
Publishing-0.3%
Reader's Digest Association, Inc. Cl.A .......          212,700        3,603,138
                                                                    ------------
Miscellaneous Consumer Growth-1.8%
URS Corp.(a) .................................          579,500       19,604,485
                                                                    ------------
                                                                      75,219,509
                                                                    ------------
Technology-6.5%
Communication - Equip. Mfrs.-3.7%
ADC Telecommunications, Inc.(a) ..............          543,043        9,861,658
Andrew Corp.(a) ..............................        1,506,800       19,980,168
Nortel Networks Corp. (Canada)(a) ............        1,396,700        3,617,453
Tellabs, Inc.(a) .............................          969,000        7,965,180
                                                                    ------------
                                                                      41,424,459
                                                                    ------------
Computer/Instrumentation-0.8%
Sanmina-SCI Corp.(a) .........................        1,208,830        6,201,298
Solectron Corp.(a) ...........................          776,000        2,832,400
                                                                    ------------
                                                                       9,033,698
                                                                    ------------
Miscellaneous Industrial Technology-1.0%
Arrow Electronics, Inc.(a) ...................          114,900        3,211,455
Avnet, Inc.(a) ...............................          161,500        3,378,580
Tech Data Corp.(a) ...........................          114,000        4,092,600
                                                                    ------------
                                                                      10,682,635
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Company                                                Shares           Value
--------------------------------------------------------------------------------

Semiconductors-1.0%
Vishay Intertechnology, Inc.(a) ................         898,000     $11,584,200
                                                                     -----------
                                                                      72,724,992
                                                                     -----------
Consumer Staples-6.0%
Beverages - Soft, Lite & Hard-0.8%
Constellation Brands, Inc. Cl.A(a) .............         306,610       8,526,824
                                                                     -----------
Foods-3.5%
Corn Products International, Inc. ..............         309,200       6,830,228
Del Monte Foods Co.(a) .........................       1,436,500      14,997,060
Universal Corp. ................................         389,700      17,302,680
                                                                     -----------
                                                                      39,129,968
                                                                     -----------
Restaurants-1.2%
Jack In The Box, Inc.(a) .......................         313,400      12,999,832
                                                                     -----------
Retail - Food-0.5%
SUPERVALU, Inc. ................................         180,500       5,913,180
                                                                     -----------
                                                                      66,569,804
                                                                     -----------
Non-Financial-5.8%
Building Material - Heat/Plumbing/Air-1.1%
Hughes Supply, Inc. ............................         476,400      12,386,400
                                                                     -----------
Home Building-2.3%
Pulte Corp. ....................................         334,400      25,564,880
                                                                     -----------
Miscellaneous Building-2.4%
Beazer Homes USA, Inc. .........................         353,100      18,876,726
Harsco Corp. ...................................         144,900       8,408,547
                                                                     -----------
                                                                      27,285,273
                                                                     -----------
                                                                      65,236,553
Utilities-4.3%
Electric Companies-4.3%
Constellation Energy Group, Inc. ...............         207,525      11,092,211
Northeast Utilities ............................         518,400      10,269,504
PNM Resources, Inc. ............................         437,300      12,742,922
Puget Energy, Inc. .............................         368,600       8,385,650
WPS Resources Corp. ............................          98,600       5,435,818
                                                                     -----------
                                                                      47,926,105
                                                                     -----------
Energy-3.5%
Offshore Drilling-1.4%
Rowan Cos., Inc. ...............................         580,000      15,950,000
                                                                     -----------
Oils - Integrated Domestic-0.9%
Amerada Hess Corp. .............................         103,500       9,609,975
                                                                     -----------
Oils - Integrated International-1.2%
Pogo Producing Co. .............................         268,500      13,274,640
                                                                     -----------
                                                                      38,834,615
                                                                     -----------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 11

                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)             Value
--------------------------------------------------------------------------------

Services-3.2%
Miscellaneous Industrial Transportation-1.8%
GATX Corp. ...............................            274,900     $    9,173,413
SEACOR SMIT, Inc.(a) .....................            190,000         11,031,400
                                                                  --------------
                                                                      20,204,813
                                                                  --------------
Railroads-1.4%
Laidlaw International, Inc.(a) ...........            722,900         16,077,296
                                                                  --------------
                                                                      36,282,109
                                                                  --------------
Total Common Stocks
   (cost $902,318,831) ...................                         1,094,560,559
                                                                  --------------

SHORT-TERM INVESTMENT-1.9%
Time Deposit-1.9%
State Street Euro Dollar
   2.35%, 6/01/05
   (cost $21,501,000) ....................     $       21,501         21,501,000
                                                                  --------------

Total Investments-99.7%
   (cost $923,819,831) ...................                         1,116,061,559
Other assets less liabilities-0.3% .......                             2,801,484
                                                                  --------------

Net Assets-100% ..........................                        $1,118,863,043
                                                                  --------------


(a) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)


Assets
Investments in securities, at value (cost $923,819,831).   $ 1,116,061,559
Cash....................................................               824
Receivable for investment securities sold...............         4,770,085
Receivable for shares of beneficial interest sold.......         2,700,658
Dividends and interest receivable.......................         1,061,733
                                                           ---------------
Total assets............................................     1,124,594,859
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         2,527,230
Payable for shares of beneficial interest redeemed......         2,184,299
Distribution fee payable................................           441,157
Advisory fee payable....................................           375,546
Transfer Agent fee payable..............................           145,040
Accrued expenses and other liabilities..................            58,544
                                                           ---------------
Total liabilities.......................................         5,731,816
                                                           ---------------
Net Assets..............................................   $ 1,118,863,043
                                                           ---------------
Composition of Net Assets
Paid-in capital.........................................   $   873,107,587
Accumulated net investment loss.........................          (419,495)
Accumulated net realized gain on investment

   transactions.........................................        53,933,223
Net unrealized appreciation of investments..............       192,241,728
                                                           ---------------
                                                           $ 1,118,863,043
                                                           ---------------

Calculation of Maximum Offering Price Per Share

                                           Net Asset Value and:
                                           -------------------    Maximum
                              Shares      OfferingRedemption     Offering
Class         Net Assets    Outstanding     Price      Price      Price*
--------------------------------------------------------------------------------
A           $ 350,149,614    21,380,282         --    $16.38      $17.11
--------------------------------------------------------------------------------
B           $ 251,543,092    15,663,663    $ 16.06        --          --
--------------------------------------------------------------------------------
C           $ 171,926,966    10,707,269    $ 16.06        --          --
--------------------------------------------------------------------------------
Advisor     $ 343,734,476    20,825,764    $ 16.51    $16.51          --
--------------------------------------------------------------------------------
R           $   1,489,307        91,050    $ 16.36    $16.36          --
--------------------------------------------------------------------------------
K           $    9,840.77       600.784    $ 16.38    $16.38          --
--------------------------------------------------------------------------------
I           $    9,747.37       594.884    $ 16.39    $16.39          --
--------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

   See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 13

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $10,676)................. $     6,406,549
Interest................................         435,524   $     6,842,073

Expenses
Advisory fee............................       4,108,889
Distribution fee--Class A...............         492,899
Distribution fee--Class B...............       1,274,827
Distribution fee--Class C...............         834,609
Distribution fee--Class R...............           2,486
Distribution fee--Class K...............               6
Transfer agency.........................       1,388,145
Custodian...............................         124,229
Printing................................          95,322
Registration............................          48,918
Administrative..........................          39,500
Audit...................................          24,329
Trustees' fees..........................          10,420
Legal...................................           9,421
Miscellaneous...........................          17,282
                                         ---------------
Total expenses..........................       8,471,282
Less: expenses waived and reimbursed
   by the Adviser (see Note B)..........      (1,206,987)
Less: expense offset arrangement
   (see Note B).........................          (2,727)
                                         ---------------
Net expenses............................                         7,261,568
                                                           ---------------
Net investment loss.....................                          (419,495)
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............                        54,838,760
   Foreign currency transactions........                              (469)
Net change in unrealized
   appreciation/depreciation
   of investments.......................                       (33,837,520)
                                                           ---------------
Net gain on investment
   transactions.........................                        21,000,771
                                                           ---------------
Net Increase in Net Assets
   from Operations......................                   $    20,581,276
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended    Year Ended
                                           May 31, 2005     November 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $      (419,495)  $      (928,645)
Net realized gain on investment
   transactions.........................      54,838,291        79,312,139
Net change in unrealized
   appreciation/depreciation
   of investments.......................     (33,837,520)      103,893,388
                                         ---------------   ---------------
Net increase in net assets from
   operations...........................      20,581,276       182,276,882
Distributions to Shareholders from
Net realized gain on investment transactions
   Class A..............................     (21,759,013)       (5,050,974)
   Class B..............................     (18,232,817)       (6,057,708)
   Class C..............................     (11,536,571)       (3,068,723)
   Advisor Class........................     (27,511,605)       (7,649,793)
   Class R..............................         (31,762)             (283)
Transactions in Shares of
Beneficial Interest
Net increase............................      29,967,803       199,488,555
                                         ---------------   ---------------
Total increase (decrease)...............     (28,522,689)      359,937,956
Net Assets
Beginning of period.....................   1,147,385,732       787,447,776
                                         ---------------   ---------------
End of period (including accumulated
   net investment loss of ($419,495)
   and $0, respectively)................ $ 1,118,863,043   $ 1,147,385,732
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 15

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small/Mid Cap Value Fund, formerly AllianceBernstein Small Cap Value and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small/Mid Cap Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 17

Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. On January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.15%, 1.85%, 1.85%, .85%, 1.35%, 1.10% and .85% of the average daily net assets for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Prior to January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40%, 2.10%, 2.10%, 1.10% and 1.60% of the average daily net assets for Class A, Class B, Class C, Advisor Class and Class R shares, respectively. For the six months ended May 31, 2005, such reimbursement amounted to $1,167,487.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of the New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2005, the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $39,500.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $797,179 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,727 under an expense offset arrangement with AGIS.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 19

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $30,086 from the sales of Class A shares and received $24,045, $110,446 and $15,246 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005 amounted to $457,976, of which $275,987 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50 of 1% of the Fund's average daily net assets attributable to Class R shares, and .25 of 1% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,909,681, $1,406,550, $2,400 and $0 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).......... $   206,219,439   $   207,052,113
U.S. government securities..............              -0-               -0-


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $   223,769,214
Gross unrealized depreciation...........................       (31,527,486)
                                                           ---------------
Net unrealized appreciation.............................   $   192,241,728
                                                           ---------------

NOTE E
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Transactions in shares of beneficial interest were as follows:


             --------------------------------- ---------------------------------
                            Shares                       Amount
             --------------------------------- ---------------------------------
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                  May 31, 2005   November 30,       May 31, 2005  November 30,
                   (unaudited)           2004        (unaudited)          2004
             ------------------------------------------------------------------
Class A
Shares sold          5,560,908      8,594,585     $  91,086,262   $ 134,746,086
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of distributions  1,235,186        309,803        20,228,242       4,566,567
--------------------------------------------------------------------------------
Shares converted
   from Class B        155,827        393,401         2,525,296       6,171,105
--------------------------------------------------------------------------------
Shares redeemed     (3,466,836)    (3,895,575)      (56,586,919)    (60,584,259)
--------------------------------------------------------------------------------
Net increase         3,485,085      5,402,214     $  57,252,881   $  84,899,499
--------------------------------------------------------------------------------

Class B
Shares sold          1,425,295      3,221,714     $  22,925,078   $  49,545,175
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of distributions    956,412        339,119        15,407,791       4,957,906
--------------------------------------------------------------------------------
Shares converted
   to Class A         (158,649)      (399,621)       (2,525,296)     (6,171,105)
--------------------------------------------------------------------------------
Shares redeemed     (1,737,877)    (3,089,000)      (27,806,909)    (47,367,483)
--------------------------------------------------------------------------------
Net increase           485,181         72,212     $   8,000,664   $     964,493
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 21

             --------------------------------- ---------------------------------
                            Shares                       Amount
             --------------------------------- ---------------------------------
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                  May 31, 2005   November 30,       May 31, 2005  November 30,
                   (unaudited)           2004        (unaudited)          2004
             ------------------------------------------------------------------
Class C
Shares sold          1,954,778      3,476,433     $  31,371,385 $  53,517,243
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of distributions    533,191        147,911         8,584,380     2,162,473
--------------------------------------------------------------------------------
Shares redeemed     (1,305,003)    (1,679,220)      (20,831,258)    (25,729,777)
--------------------------------------------------------------------------------
Net increase         1,182,966      1,945,124     $  19,124,507   $  29,949,939
--------------------------------------------------------------------------------

Advisor Class
Shares sold          2,601,168      6,982,274     $  42,842,422   $ 108,733,678
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of distributions  1,620,234        499,651        26,701,457       7,389,841
--------------------------------------------------------------------------------
Shares redeemed     (7,595,373)    (2,092,726)     (125,020,190)    (32,859,502)
--------------------------------------------------------------------------------
Net increase
--------------------------------------------------------------------------------

Class R
Shares sold             72,020         26,915     $   1,165,355   $     430,228
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of distributions      1,865             -0-           30,494              -0-
--------------------------------------------------------------------------------
Shares redeemed         (9,172)        (1,280)         (149,887)        (19,621)
--------------------------------------------------------------------------------
Net increase            64,713         25,635     $   1,045,962   $     410,607
--------------------------------------------------------------------------------


             March 1, 2005 (a)             March 1, 2005 (a)
               to May 31, 2005               to May 31, 2005
                   (unaudited)                   (unaudited)
--------------------------------------------------------------------------------
Class K
Shares sold                601                 $      10,100
--------------------------------------------------------------------------------
Net increase               601                 $      10,100
--------------------------------------------------------------------------------

Class I
Shares sold                595                 $      10,000
--------------------------------------------------------------------------------
Net increase               595                 $      10,000
--------------------------------------------------------------------------------

(a) Commencement of distributions.

NOTE F
Risks Involved in Investing in the Fund
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE H
Distribution to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                               2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income...................... $     3,659,887   $     2,085,830
   Net long term capital gains..........      18,167,594                -0-
                                         ---------------   ---------------
Total taxable distributions.............      21,827,481         2,085,830
                                         ---------------   ---------------
Total distributions paid................ $    21,827,481   $     2,085,830
                                         ---------------   ---------------

As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $    18,328,621
Undistributed long-term capital gains...................        59,843,173
Unrealized appreciation/(depreciation)..................       226,074,154(a)
                                                           ---------------
Total accumulated earnings/(deficit)....................   $   304,245,948
                                                           ---------------

(a) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 23

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 25
considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                      ----------------------------------------------------------------------
                                                                     Class A
                                      ----------------------------------------------------------------------
                                       Six Months                                                  March 29,
                                            Ended                                                 2001(a) to
                                          May 31,              Year Ended November 30,              November
                                             2005        ---------------------------------------         30,
                                       (unaudited)          2004           2003           2002          2001
                                      ----------------------------------------------------------------------
Net asset value,
   beginning of period...............     $ 17.23         $14.62         $11.19         $11.37       $ 10.00
                                      ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) .........         .01            .01(d)         .02            .10           .09
Net realized and unrealized
   gain (loss) on investment
   transactions......................         .34           3.00           3.48           (.11)         1.28
                                      ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations........................         .35           3.01           3.50           (.01)         1.37
                                      ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from
   net investment income.............          -0-            -0-          (.07)          (.08)           -0-
Distributions from
   net realized gain on
   investment transactions...........       (1.20)          (.40)            -0-          (.09)           -0-
                                      ----------------------------------------------------------------------
Total dividends and
   distributions.....................       (1.20)          (.40)          (.07)          (.17)           -0-
                                      ----------------------------------------------------------------------
Net asset value, end of period ......     $ 16.38        $ 17.23        $ 14.62        $ 11.19       $ 11.37
                                      ----------------------------------------------------------------------
Total Return
Total investment return
   based on net asset value(e) ......        2.04%         21.07%         31.50%          (.12)%       13.70%
Ratios/Supplemental Data
Net assets, end of period

   (000's omitted)...................    $350,150       $308,303       $182,631       $113,070       $34,883
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..................        1.15%(f)       1.17%          1.40%          1.40%         1.53%(f)
  Expenses, before waivers/
     reimbursements..................        1.36%(f)       1.58%          1.79%          1.81%         2.41%(f)
  Net investment income(c)...........         .09%(f)        .06%(d)        .16%           .80%         1.29%(f)
Portfolio turnover rate..............          20%            31%            23%            30%           15%


See footnote summary on page 33.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 27

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                      ----------------------------------------------------------------------
                                                                     Class B
                                      ----------------------------------------------------------------------
                                       Six Months                                                  March 29,
                                            Ended                                                 2001(a) to
                                          May 31,              Year Ended November 30,              November
                                             2005        ---------------------------------------         30,
                                       (unaudited)          2004           2003           2002          2001
                                      ----------------------------------------------------------------------
Net asset value,
   beginning of period...............     $ 16.97        $ 14.51         $11.12        $ 11.33       $ 10.00
                                      ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(b)(c)......................        (.05)          (.10)(d)       (.06)           .01           .04
Net realized and unrealized
   gain (loss) on investment
   transactions......................         .34           2.96           3.45           (.10)         1.29
                                      ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations........................         .29           2.86           3.39           (.09)         1.33
                                      ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from
   net investment income.............          -0-            -0-            -0-          (.03)           -0-
Distributions from
   net realized gain on
   investment transactions...........       (1.20)          (.40)            -0-          (.09)           -0-
                                      ----------------------------------------------------------------------
Total dividends and
   distributions.....................       (1.20)          (.40)            -0-          (.12)           -0-
                                      ----------------------------------------------------------------------
Net asset value, end of period ......     $ 16.06        $ 16.97        $ 14.51        $ 11.12       $ 11.33
                                      ----------------------------------------------------------------------
Total Return
Total investment return
   based on net asset value(e).......        1.69%         20.17%         30.49%          (.87)%       13.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...................    $251,543       $257,615       $219,128       $168,713       $56,538
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..................        1.85%(f)       1.87%          2.10%          2.10%         2.23%(f)
  Expenses, before waivers/
     reimbursements..................        2.09%(f)       2.32%          2.54%          2.53%         3.10%(f)
  Net investment income
     (loss)(c).......................        (.60)%(f)      (.63)%(d)      (.52)%          .11%          .60%(f)
Portfolio turnover rate..............          20%            31%            23%            30%           15%


See footnote summary on page 33.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                      ----------------------------------------------------------------------
                                                                     Class C
                                      ----------------------------------------------------------------------
                                       Six Months                                                  March 29,
                                            Ended                                                 2001(a) to
                                          May 31,              Year Ended November 30,              November
                                             2005        ---------------------------------------         30,
                                       (unaudited)          2004           2003           2002          2001
                                      ----------------------------------------------------------------------
Net asset value,
   beginning of period...............     $ 16.97        $ 14.50        $ 11.11        $ 11.31       $ 10.00
                                      ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(b)(c)......................        (.05)          (.10)(d)       (.06)           .01           .04
Net realized and unrealized
   gain (loss) on investment
   transactions......................         .34           2.97           3.45           (.09)         1.27
                                      ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations........................         .29           2.87           3.39           (.08)         1.31
                                      ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from
   net investment income.............          -0-            -0-            -0-          (.03)           -0-
Distributions from
   net realized gain on
   investment transactions...........       (1.20)          (.40)            -0-          (.09)           -0-
                                      ----------------------------------------------------------------------
Total dividends and
   distributions.....................       (1.20)          (.40)            -0-          (.12)           -0-
                                      ----------------------------------------------------------------------
Net asset value, end of period ......     $ 16.06        $ 16.97        $ 14.50        $ 11.11       $ 11.31
                                      ----------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(e).............        1.69%         20.26%         30.51%          (.78)%       13.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...................    $171,927       $161,634       $109,922        $70,467       $25,437
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..................        1.85%(f)       1.87%          2.10%          2.10%         2.31%(f)
  Expenses, before waivers/
     reimbursements..................        2.07%(f)       2.30%          2.50%          2.51%         3.40%(f)
  Net investment income
     (loss)(c).......................        (.61)%(f)      (.64)%(d)      (.53)%          .11%          .50%(f)
Portfolio turnover rate..............          20%            31%            23%            30%           15%


See footnote summary on page 33.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 29

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                      ----------------------------------------------------------------------
                                                                   Advisor Class
                                      ----------------------------------------------------------------------
                                       Six Months                                                  March 29,
                                            Ended                                                 2001(a) to
                                          May 31,              Year Ended November 30,              November
                                             2005        ---------------------------------------         30,
                                       (unaudited)          2004           2003           2002          2001
                                      ----------------------------------------------------------------------
Net asset value,
   beginning of period..............      $ 17.33         $14.66         $11.23         $11.40       $ 10.00
                                      ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ........          .03            .05(d)         .06            .13           .12
Net realized and unrealized
   gain (loss) on investment
   transactions.....................          .35           3.02           3.47           (.10)         1.28
                                      ----------------------------------------------------------------------
Net increase in
   net asset value from
   operations.......................          .38           3.07           3.53            .03          1.40
                                      ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from
   net investment income............           -0-            -0-          (.10)          (.11)           -0-
Distributions from
   net realized gain on
   investment transactions..........        (1.20)          (.40)            -0-          (.09)           -0-
                                      ----------------------------------------------------------------------
Total dividends and
   distributions....................        (1.20)          (.40)          (.10)          (.20)           -0-
                                      ----------------------------------------------------------------------
Net asset value, end of period .....      $ 16.51        $ 17.33        $ 14.66        $ 11.23       $ 11.40
                                      ----------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(f)............         2.20%         21.43%         31.75%          (.18)%       14.00%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..................     $343,734       $419,381       $275,757       $151,308       $47,164
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.................      .85%(f)            .87%          1.10%          1.10%         1.12%(f)
  Expenses, before waivers/
     reimbursements.................         1.06%(f)       1.28%          1.49%          1.54%         2.01%(f)

  Net investment income(c) .........          .41%(f)        .36%(d)        .46%          1.10%         1.68%(f)
Portfolio turnover rate.............           20%            31%            23%            30%           15%



See footnote summary on page 33.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period




                                                                -------------------------------------------
                                                                                  Class R
                                                                -------------------------------------------
                                                                  Six Months
                                                                       Ended                    November 3,
                                                                     May 31,      Year Ended     2003(g) to
                                                                        2005    November 30,   November 30,
                                                                  (unaudited)           2004           2003
                                                                -------------------------------------------
Net asset value, beginning of period..........................        $17.21          $14.62        $ 14.24
                                                                -------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)............................          (.01)           (.06)(d)         -0-(h)
Net realized and unrealized gain on
   investment transactions....................................           .36            3.05            .38
                                                                -------------------------------------------
Net increase in net asset value from operations...............           .35            2.99            .38
                                                                -------------------------------------------
Less: Distributions
Distributions from net realized gain on
   investment transactions....................................         (1.20)           (.40)            -0-
                                                                -------------------------------------------
Net asset value, end of period................................        $16.36          $17.21        $ 14.62
                                                                -------------------------------------------
Total Return
Total investment return based on net asset value(e) ..........          2.04%          20.93%          2.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).....................        $1,489            $453            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements.....................          1.35%(f)        1.35%          1.60%(f)
  Expenses, before waivers/reimbursements.....................          1.57%(f)        1.85%          1.96%(f)
  Net investment income (loss)(c).............................          (.12)%(f)       (.38)%(d)       .21%(f)
Portfolio turnover rate.......................................            20%             31%            23%



See footnote summary on page 33.


--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 31

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                             -------------------
                                                                   Class K
                                                             -------------------
                                                                    March 1,
                                                                  2005(g) to
                                                                May 31, 2005
                                                                 (unaudited)
                                                             -------------------
Net asset value, beginning of period.........................      $ 16.79
                                                             -------------------
Income From Investment Operations
Net investment income(b)(c)..................................           -0-(h)
Net realized and unrealized loss on investment transactions..         (.41)
                                                             -------------------
Net decrease in net asset value from operations..............         (.41)
                                                             -------------------
Net asset value, end of period...............................      $ 16.38
                                                             -------------------
Total Return
Total investment return based on net asset value(e)..........        (2.56)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................          $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f).................         1.10%
  Expenses, before waivers/reimbursements(f).................         1.12%
  Net investment income(c)(f)................................          .10%
Portfolio turnover rate......................................           20%



See footnote summary on page 33.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                             -------------------
                                                                   Class I
                                                             -------------------
                                                                    March 1,
                                                                  2005(g) to
                                                                May 31, 2005
                                                                 (unaudited)
                                                             -------------------
Net asset value, beginning of period.........................      $ 16.79
                                                             -------------------
Income From Investment Operations
Net investment income(b)(c)..................................          .01
Net realized and unrealized loss on investment transactions..         (.41)
                                                             -------------------
Net decrease in net asset value from operations..............         (.40)
                                                             -------------------
Net asset value, end of period...............................      $ 16.39
                                                             -------------------
Total Return
Total investment return based on net asset value(e)..........        (2.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................          $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f).................          .85%
  Expenses, before waivers/reimbursements(f).................          .87%
  Net investment income(c)(f)................................          .34%
Portfolio turnover rate......................................           20%



(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser.

(d) Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay the Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Commencement of distribution.

(h) Amount is less than $.005


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 33

BOARD OF TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)


Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Joseph G. Paul, Senior Vice President
James W. MacGregor, Vice President
David Pasquale, Vice President
Andrew J. Weiner, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray LLP
One International Plaza
Boston, MA 02110

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036



(1) Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the Small/Mid Cap Value Investment Policy Group.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

Information Regarding the Review and Approval of the Fund's Advisory Agreement The Trust's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Trust and the Adviser in respect of the Fund at a meeting held on December 14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement in respect of the Fund with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Trust's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of the Fund, the directors considered all factors they believed relevant, including the following:

     1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to two indices;

     2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

     3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

     4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

     5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

     6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of investors;

     7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


--------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 35

     8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Fund;

     9.  portfolio turnover rates of the Fund;

     10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Fund;

     11. information about fees charged by the Adviser to other clients with similar investment objectives;

     12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

     13. the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement in respect of the Fund (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser
The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


--------------------------------------------------------------------------------

36 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Trust who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement. The directors noted that the Adviser had waived reimbursement payments in recent periods from the Fund in light of the expense caps in effect for the Fund.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser
The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2002 and 2003. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January 1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 37
the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.

The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits
The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements, from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of classes of shares of the Fund that are subject to the Trust's 12b-1 plan; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensation in that connection, that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services,


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND and that brokers who are affiliated with the Adviser are permitted to execute brokerage transactions for the Fund subject to satisfaction of certain requirements.

The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results
In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance for Class A shares of the Fund compared to other funds in the Lipper Mid-Cap Value Funds Average (the category that Lipper has assigned the Fund to since its inception) as of October 31, 2004 over the year to date ("YTD"), 1- and 3-year and since-inception periods (March 2001 inception) and compared to the Russell 2500 Value Index and the Russell 2500 Index. The directors noted that the Fund's performance was close to the Lipper median for the YTD period and significantly above the Lipper medians for all other periods. Based on their review, the directors concluded that the Fund's relative investment performance over time had been satisfactory.

Advisory Fees and Other Expenses
The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Fund. The Adviser manages accounts for institutional clients with a comparable investment style to the Fund. The directors noted that the institutional fee schedule for these accounts had much lower breakpoints than the fee schedule in the Fund's Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate fee rates with large institutional clients that are lower than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifi-


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 39
cations). The Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers and is responsible for the compensation of the Trust's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the lower advisory fees implemented in January 2004. The expense ratio of the Fund reflected fee waivers and/or expense reimbursements. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.


The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 75 basis points was below both the Lipper average and the Lipper median. The directors noted that in the Fund's latest fiscal year the administrative expense reimbursement of two basis points had been waived by the Adviser. The directors also noted that the Fund's expense ratio, which has been capped by the Adviser, was lower than the Lipper median. They concluded that the Fund's expense ratio was satisfactory.

Economies of Scale
The directors noted that the advisory fee schedule for the Fund contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund,


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.

--------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 41

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid CapValue Fund*
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

NOTES



--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND o 43

NOTES



--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management


ACBVISCVSR0505

-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Value Fund

Large-Cap Value

Semi-Annual Report

May 31, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 20, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2005. For a comparison to the broad market, the S&P 500 Stock Index is also included. The Fund's Class A Shares advanced modestly during both time frames, underperforming their benchmark but outpacing the broad market.

Value stocks outperformed growth stocks in the last year, as value has retained style leadership over the last five year period. Relative to the benchmark, stock selection in the Fund's investment portfolio was slightly negative, particularly within the finance, consumer cyclicals and technology sectors. These sectors contributed to the Fund's underperformance. In technology, contract manufacturers came under pressure as concerns over capital spending resurfaced. Other detractors were broadly dispersed.

The consumer growth and transportation sectors were two notable contributors to the Fund's returns during the period under review. The Fund's railroad holdings were boosted as high gas prices made rail traffic an increasingly more cost effective alternative method of shipping goods as compared to trucking. In the view of the Fund's U.S. Value Investment Policy Group (the "Group"), no sector offers enough opportunity to justify a very large commitment at this time. Thus, the value opportunity remains lower than average, and the Group continues to take less sector risk than usual.

Market Review and Investment Strategy

The Group's research indicates that the recent spike in oil prices reflects renewed fears of short-term supply shortages that are excessive in relation to inventories and OPEC spare capacity. In the Group's view, concerns about inflation and interest rates are overdone. While inflation is up moderately in recent months, it remains below the historical norm. Furthermore, both short-term and long-term interest rates remain unusually low, despite moves by the U.S. Federal Reserve (the "Fed") to push up short-term rates over the last two years. While the Fed may raise rates again--and long-term rates may continue their belated move


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 1


upward--equities are still attractively priced relative to bonds. By conventional metrics, the U.S. market also continues to be reasonably valued.

Despite increased concerns about oil, inflation and interest rates, most measures of capital-market risk also remain unusually low. That is, investors are currently willing to take on risk for very little pickup in expected return. In the fixed-income markets, credit spreads are somewhat below average for investment-grade bonds and far below average for below-investment-grade bonds. In the U.S. equity market, implied volatility is at its lowest level since the mid-1990s. As the Group's investment process explicitly trades off risk and expected return, and with the market offering little incremental compensation for taking risk, the Fund's active sector weights remain unusually small versus the value benchmark. Today, the ability of the Group's fundamental analysts to uncover pockets of opportunity is even more crucial.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Russell 1000 Value Index and the unmanaged S&P 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. To the extent that the Fund invests a substantial amount of its assets in a particular country, an investment in the Fund has the risk that market changes or other factors affecting that country may have a more significant effect on the Fund's net asset value. The Fund may invest up to 15% of its total assets in securities issued by non-U.S. companies. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED MAY 31, 2005                             6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Value Fund
   Class A                                               2.58%        11.49%
-------------------------------------------------------------------------------
   Class B                                               2.19%        10.69%
-------------------------------------------------------------------------------
   Class C                                               2.19%        10.69%
-------------------------------------------------------------------------------
   Advisor Class                                         2.72%        11.79%
-------------------------------------------------------------------------------
   Class R                                               2.39%        11.20%
-------------------------------------------------------------------------------
   Class K**                                            -1.95%*
-------------------------------------------------------------------------------
   Class I**                                            -1.95%*
-------------------------------------------------------------------------------
Russell 1000 Value Index                                 4.03%        15.49%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                      2.42%         8.23%
-------------------------------------------------------------------------------

*  Since Inception. (See inception dates below.)


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                         11.49%              6.71%
Since Inception*                6.93%              5.83%

Class B Shares
1 Year                         10.69%              6.69%
Since Inception*                6.17%              6.17%

Class C Shares
1 Year                         10.69%              9.69%
Since Inception*                6.19%              6.19%

Advisor Class Shares
1 Year                         11.79%
Since Inception*                7.28%

Class R Shares
1 Year                         11.20%
Since Inception*               11.86%

Class K Shares+
Since Inception*               -1.95%

Class I Shares+
Since Inception*               -1.95%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             5.22%
Since Inception*                                   5.97%

Class B Shares
1 Year                                             5.10%
Since Inception*                                   6.30%

Class C Shares
1 Year                                             8.10%
Since Inception*                                   6.30%


* Inception Date: 3/29/01 for Class A, Class B, Class C and Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                            Beginning                         Ending
                          Account Value                    Account Value                   Expenses Paid
                        December 1, 2004                   May 31, 2005                    During Period*
                -------------------------------   -------------------------------   ---------------------------
                   Actual        Hypothetical        Actual       Hypothetical**      Actual      Hypothetical
                -----------   -----------------   -----------   -----------------   -----------   -------------
Class A            $1,000          $1,000         $1,025.75         $1,019.40         $5.61           $5.59
---------------------------------------------------------------------------------------------------------------
Class B            $1,000          $1,000         $1,021.89         $1,015.81         $9.22           $9.20
---------------------------------------------------------------------------------------------------------------
Class C            $1,000          $1,000         $1,021.91         $1,015.86         $9.17           $9.15
---------------------------------------------------------------------------------------------------------------
Advisor
  Class            $1,000          $1,000         $1,027.20         $1,020.94         $4.04           $4.03
---------------------------------------------------------------------------------------------------------------
Class R            $1,000          $1,000         $1,023.91         $1,018.25         $6.76           $6.74
---------------------------------------------------------------------------------------------------------------
Class K +          $1,000          $1,000         $  980.53         $1,010.27         $2.17           $2.21
---------------------------------------------------------------------------------------------------------------
Class I +          $1,000          $1,000         $  980.53         $1,010.99         $1.46           $1.48
---------------------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.11%, 1.83%, 1.82%, 0.80%, 1.34%, 0.88% and 0.59%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN VALUE FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,105.5


SECTOR BREAKDOWN*
     31.3%   Financial
     13.1%   Energy
      9.6%   Capital Equipment
      8.6%   Consumer Staples
      7.7%   Utilities
      6.9%   Consumer Growth                    [PIE CHART OMITTED]
      6.8%   Technology
      5.9%   Consumer Cyclicals
      4.1%   Industrial Commodities
      1.9%   Services
      0.9%   Non-Financial

      3.2%   Short-Term


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Exxon Mobil Corp.                               $  58,712,140           5.3%
-------------------------------------------------------------------------------
General Electric Co.                               52,713,600           4.8
-------------------------------------------------------------------------------
Citigroup, Inc.                                    46,709,565           4.2
-------------------------------------------------------------------------------
Bank of America Corp.                              35,008,656           3.2
-------------------------------------------------------------------------------
Altria Group, Inc.                                 29,776,590           2.7
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                23,599,739           2.1
-------------------------------------------------------------------------------
Verizon Communications, Inc.                       21,949,752           2.0
-------------------------------------------------------------------------------
Wachovia Corp.                                     19,005,875           1.7
-------------------------------------------------------------------------------
ConocoPhillips                                     17,720,269           1.6
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                16,823,974           1.5
-------------------------------------------------------------------------------
                                                $ 322,020,160          29.1%


* All data are as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-97.0%

Financial-31.4%
Banks - NYC-5.7%
Citigroup, Inc.                                       991,500    $   46,709,565
J. P. Morgan Chase & Co.                              464,600        16,609,450
                                                                 --------------
                                                                     63,319,015
                                                                 --------------
Finance - Personal Loans-0.9%
Countrywide Credit Industries, Inc.                   249,598         9,277,558
                                                                 --------------
Life Insurance-2.5%
Genworth Financial, Inc. Cl.A                         212,000         6,145,880
Jefferson-Pilot Corp.                                  28,694         1,446,177
Manulife Financial Corp. (Canada)                      46,882         2,154,228
MetLife, Inc.                                         196,100         8,746,060
Prudential Financial, Inc.                            123,500         7,818,785
Torchmark Corp.                                        23,900         1,260,725
                                                                 --------------
                                                                     27,571,855
                                                                 --------------
Major Regional Banks-11.3%
Bank of America Corp.                                 755,800        35,008,656
BB&T Corp.                                             94,300         3,766,342
Comerica, Inc.                                        125,700         7,024,116
Huntington Bancshares, Inc.                           280,500         6,541,260
KeyCorp.                                              177,000         5,798,520
Mellon Financial Corp.                                217,400         6,035,024
National City Corp.                                   251,200         8,681,472
PNC Financial Services Group                          109,100         5,962,315
SunTrust Banks, Inc.                                  126,900         9,341,109
U.S. Bancorp                                          360,500        10,573,465
Wachovia Corp.                                        374,500        19,005,875
Wells Fargo & Co.                                     125,800         7,599,578
                                                                 --------------
                                                                    125,337,732
                                                                 --------------
Multi-Line Insurance-1.1%
American International Group, Inc.                     58,300         3,238,565
The Hartford Financial Services Group, Inc.           121,200         9,064,548
                                                                 --------------
                                                                     12,303,113
                                                                 --------------
Property/Casualty Insurance-3.3%
ACE, Ltd. (Bermuda)                                    46,500         2,009,730
Allstate Corp.                                        198,000        11,523,600
Chubb Corp.                                            78,900         6,645,747
PartnerRe, Ltd. (Bermuda)                              24,500         1,618,715
The St. Paul Companies, Inc.                          241,385         9,143,664
XL Capital, Ltd. Cl.A (Bermuda)                        72,600         5,465,328
                                                                 --------------
                                                                     36,406,784
                                                                 --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Savings & Loan-3.1%
Astoria Financial Corp.                               163,800    $    4,511,052
Federal Home Loan Mortgage Corp.                      194,275        12,635,646
Federal National Mortgage Assn.                        94,400         5,592,256
Washington Mutual, Inc.                               270,750        11,181,975
                                                                 --------------
                                                                     33,920,929
                                                                 --------------
Miscellaneous-3.5%
Goldman Sachs Group, Inc.                              99,900         9,740,250
Lehman Brothers Holdings, Inc.                         93,300         8,602,260
MBIA, Inc.                                             45,800         2,561,594
Merrill Lynch & Co., Inc.                             144,400         7,835,144
MGIC Investment Corp.                                  81,200         4,980,808
Morgan Stanley                                        107,400         5,258,304
                                                                 --------------
                                                                     38,978,360
                                                                 --------------
                                                                    347,115,346
                                                                 --------------
Energy-13.1%
Gas Pipelines-0.1%
El Paso Corp.                                         161,515         1,670,065
                                                                 --------------
Offshore Drilling-1.5%
GlobalSantaFe Corp.                                   157,500         5,770,800
Noble Corp.                                           104,000         5,888,480
Rowan Cos., Inc.                                      170,500         4,688,750
                                                                 --------------
                                                                     16,348,030
                                                                 --------------
Oils - Integrated Domestic-3.6%
ConocoPhillips                                        164,320        17,720,269
Marathon Oil Corp.                                    197,300         9,567,077
Occidental Petroleum Corp.                            144,300        10,549,773
Total SA (ADR)( France)                                15,300         1,701,207
                                                                 --------------
                                                                     39,538,326
                                                                 --------------
Oils - Integrated International-7.9%
BP Plc (ADR)(United Kingdom)                           88,500         5,327,700
ChevronTexaco Corp.                                   438,820        23,599,739
Exxon Mobil Corp.                                   1,044,700        58,712,140
                                                                 --------------
                                                                     87,639,579
                                                                 --------------
                                                                    145,196,000
                                                                 --------------
Capital Equipment-9.6%
Aerospace & Defense-1.5%
General Dynamics Corp.                                 28,700         3,099,026
Goodrich Corp.                                        157,900         6,609,694
The Boeing Co.                                        113,000         7,220,700
                                                                 --------------
                                                                     16,929,420
                                                                 --------------
Auto & Truck Parts-0.6%
Eaton Corp.                                           102,000         6,104,700
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Electrical Equipment-6.2%
Cooper Industries, Ltd. Cl.A (Bermuda)                 67,600    $    4,660,344
General Electric Co.                                1,445,000        52,713,600
Honeywell International, Inc.                         217,500         7,880,025
Hubbell, Inc. Cl.B                                     81,300         3,694,272
                                                                 --------------
                                                                     68,948,241
                                                                 --------------
Miscellaneous Capital Goods-1.3%
SPX Corp.                                             103,800         4,609,758
Textron, Inc.                                         107,100         8,277,759
Tyco International, Ltd. (Bermuda)                     51,500         1,489,895
                                                                 --------------
                                                                     14,377,412
                                                                 --------------
                                                                    106,359,773
                                                                 --------------
Consumer Staples-8.6%
Beverages - Soft, Lite & Hard-0.6%
Molson Coors Brewing Co. Cl.B                          54,600         3,192,462
PepsiCo, Inc.                                          52,800         2,972,640
                                                                 --------------
                                                                      6,165,102
                                                                 --------------
Foods-1.3%
Bunge, Ltd. (Bermuda)                                  91,900         5,701,476
Kraft Foods, Inc. Cl.A                                 94,500         3,065,580
Sara Lee Corp.                                        286,700         5,817,143
                                                                 --------------
                                                                     14,584,199
                                                                 --------------
Restaurants-1.1%
Darden Restaurants, Inc.                               36,700         1,192,016
McDonald's Corp.                                      356,600        11,033,204
                                                                 --------------
                                                                     12,225,220
                                                                 --------------
Retail - Food-1.7%
Safeway, Inc.                                         340,000         7,483,400
SUPERVALU, Inc.                                       134,600         4,409,496
The Kroger Co.(a)                                     421,600         7,070,232
                                                                 --------------
                                                                     18,963,128
                                                                 --------------
Soaps & Household Chemicals-0.4%
Unilever NV (Netherlands)                              75,700         5,037,078
                                                                 --------------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                             95,375         1,893,194
                                                                 --------------
Tobacco-3.3%
Altria Group, Inc.                                    443,500        29,776,590
UST, Inc.                                             149,800         6,675,088
                                                                 --------------
                                                                     36,451,678
                                                                 --------------
                                                                     95,319,599
                                                                 --------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Utilities-7.7%
Electric Companies-3.7%
Alliant Energy Corp.                                   51,000    $    1,407,600
American Electric Power Co., Inc.                     209,400         7,473,486
Constellation Energy Group, Inc.                       62,200         3,324,590
Edison International                                   32,100         1,179,675
Entergy Corp.                                          94,600         6,795,118
Exelon Corp.                                           79,600         3,729,260
FirstEnergy Corp.                                     185,000         8,195,500
Sempra Energy                                         175,100         6,946,217
Wisconsin Energy Corp.                                 10,500           381,150
Xcel Energy, Inc.                                      88,300         1,627,369
                                                                 --------------
                                                                     41,059,965
                                                                 --------------
Telephone-4.0%
BellSouth Corp.                                        88,500         2,368,260
SBC Communications, Inc.                              343,900         8,040,382
Sprint Corp.                                          511,200        12,110,328
Verizon Communications, Inc.                          620,400        21,949,752
                                                                 --------------
                                                                     44,468,722
                                                                 --------------
                                                                     85,528,687
                                                                 --------------
Consumer Growth-7.0%
Advertising-0.5%
The Interpublic Group of Cos., Inc.(a)                432,700         5,339,518
                                                                 --------------
Drugs-1.2%
Bristol-Myers Squibb Co.                              113,400         2,875,824
Eli Lilly & Co.                                        47,500         2,769,250
Merck & Co., Inc.                                     236,300         7,665,572
                                                                 --------------
                                                                     13,310,646
                                                                 --------------
Entertainment-1.7%
Time Warner, Inc.(a)                                  884,500        15,390,300
Viacom, Inc. Cl.B                                      42,700         1,464,183
Walt Disney Co.                                        52,000         1,426,880
                                                                 --------------
                                                                     18,281,363
                                                                 --------------
Hospital Management-0.8%
HCA, Inc.                                             162,500         8,775,000
                                                                 --------------
Hospital Supplies-1.4%
AmerisourceBergen Corp.                                58,100         3,751,517
Laboratory Corp. of America Holdings(a)                48,900         2,369,205
Medco Health Solutions, Inc.(a)                       176,100         8,805,000
                                                                 --------------
                                                                     14,925,722
                                                                 --------------
Photography-0.4%
Eastman Kodak Co.                                     176,200         4,630,536
                                                                 --------------
Radio - TV Broadcasting-1.0%
Comcast Corp. Cl.A(a)                                 357,000        11,495,400
                                                                 --------------
                                                                     76,758,185
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Technology-6.8%
Communication - Equip. Mfrs.-1.3%
ADC Telecommunications, Inc.(a)                       131,157    $    2,381,814
Corning, Inc.(a)                                      486,000         7,620,480
Tellabs, Inc.(a)                                      545,700         4,485,654
                                                                 --------------
                                                                     14,487,948
                                                                 --------------
Computer/Instrumentation-1.1%
Flextronics International, Ltd. (Singapore)(a)        429,425         5,488,052
Sanmina-SCI Corp.(a)                                  736,500         3,778,245
Solectron Corp.(a)                                    857,100         3,128,415
                                                                 --------------
                                                                     12,394,712
                                                                 --------------
Computers-1.8%
Hewlett-Packard Co.                                   747,400        16,823,974
International Business Machines Corp.                  38,100         2,878,455
Quantum Corp.(a)                                       50,400           131,040
                                                                 --------------
                                                                     19,833,469
                                                                 --------------
Computer Services/Software-1.8%
Electronic Data Systems Corp.                         317,175         6,248,347
Microsoft Corp.                                       502,700        12,969,660
                                                                 --------------
                                                                     19,218,007
                                                                 --------------
Miscellaneous Industrial Technology-0.4%
Ingram Micro, Inc. Cl.A(a)                            164,000         2,592,840
Tech Data Corp.(a)                                     62,600         2,247,340
                                                                 --------------
                                                                      4,840,180
                                                                 --------------
Semiconductors-0.4%
Agere Systems, Inc.(a)                                128,690         1,750,184
Vishay Intertechnology, Inc.(a)                       208,800         2,693,520
                                                                 --------------
                                                                      4,443,704
                                                                 --------------
                                                                     75,218,020
                                                                 --------------
Consumer Cyclicals-5.9%
Apparel Manufacturing-0.8%
Jones Apparel Group, Inc.                             175,300         5,593,823
V. F. Corp.                                            51,600         2,911,788
                                                                 --------------
                                                                      8,505,611
                                                                 --------------
Autos & Auto Parts-1.7%
American Axle & Manufacturing Holdings, Inc.           72,200         1,494,540
Autoliv, Inc. (Sweden)                                 90,200         4,186,182
BorgWarner, Inc.                                       60,400         3,228,984
Dana Corp.                                            183,200         2,482,360
Lear Corp.                                             68,200         2,571,140
Magna International, Inc. Cl.A (Canada)                66,000         4,488,660
                                                                 --------------
                                                                     18,451,866
                                                                 --------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Retailers-2.6%
Federated Department Stores, Inc.                     117,500    $    7,925,375
Limited Brands                                        289,200         5,948,844
Nordstrom, Inc.                                        42,250         2,578,940
Office Depot, Inc.(a)                                 337,300         6,651,556
Target Corp.                                           98,000         5,262,600
                                                                 --------------
                                                                     28,367,315
                                                                 --------------
Tires & Rubber Goods-0.1%
Cooper Tire & Rubber Co.                               62,700         1,193,808
                                                                 --------------
Toys-0.2%
Mattel, Inc.                                          144,500         2,627,010
                                                                 --------------
Miscellaneous Consumer Cyclicals-0.5%
Newell Rubbermaid, Inc.                               262,100         5,973,259
                                                                 --------------
                                                                     65,118,869
                                                                 --------------
Industrial Commodities-4.1%
Chemicals-1.6%
Dow Chemical Co.                                       23,400         1,059,786
Du Pont E. I. de Nemours & Co.                        100,200         4,660,302
Eastman Chemical Co.                                  105,300         6,189,534
PPG Industries, Inc.                                   87,000         5,688,930
                                                                 --------------
                                                                     17,598,552
                                                                 --------------
Containers-0.0%
Owens-Illinois, Inc.(a)                                19,300           496,203
                                                                 --------------
Paper-1.9%
Georgia-Pacific Corp.                                 190,300         6,306,542
International Paper Co.                               220,550         7,103,915
Smurfit-Stone Container Corp.(a)                      293,700         3,192,519
Temple-Inland, Inc.                                   116,600         4,164,952
                                                                 --------------
                                                                     20,767,928
                                                                 --------------
Steel-0.6%
United States Steel Corp.                             162,900         6,478,533
                                                                 --------------
                                                                     45,341,216
                                                                 --------------
Services-1.9%
Railroads-1.9%
Burlington Northern Santa Fe Corp.                    152,425         7,532,844
CSX Corp.                                             163,900         6,814,962
Norfolk Southern Corp.                                198,200         6,326,544
                                                                 --------------
                                                                     20,674,350
                                                                 --------------
Non-Financial-0.9%
Building Materials - Cement-0.9%
Martin Marietta Materials, Inc.                        64,175         3,917,884
Vulcan Materials Co.                                   97,100         5,819,203
                                                                 --------------
                                                                      9,737,087
                                                                 --------------
Total Common Stock
  (cost $894,280,708)                                             1,072,367,132
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 13


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-3.2%
Time Deposit-3.2%
State Street Euro Dollar
  2.35%, 6/01/05
  (cost $35,777,000)                                 $ 35,777    $   35,777,000
                                                                 --------------
Total Investments-100.2%
  (cost $930,057,708)                                             1,108,144,132
Other assets less liabilities-(0.2%)                                 (2,615,269)
                                                                 --------------
Net Assets-100%                                                  $1,105,528,863
                                                                 ==============

(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt.

See notes to financial statements


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN VALUE FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $930,057,708)          $1,108,144,132
Cash                                                                        931
Receivable for shares of beneficial interest sold                     4,206,213
Receivable for investment securities sold                             2,352,632
Dividends and interest receivable                                     2,332,295
                                                                 --------------
Total assets                                                      1,117,036,203
                                                                 --------------
LIABILITIES
Payable for investment securities purchased                           8,195,477
Payable for shares of beneficial interest redeemed                    2,359,391
Advisory fee payable                                                    505,852
Distribution fee payable                                                281,834
Transfer Agent fee payable                                               93,808
Accrued expenses                                                         70,978
                                                                 --------------
Total liabilities                                                    11,507,340
                                                                 --------------
Net Assets                                                       $1,105,528,863
                                                                 ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                  $  901,415,029
Undistributed net investment income                                   4,715,305
Accumulated net realized gain on investment and
  foreign currency transactions                                      21,312,016
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities               178,086,513
                                                                 --------------
                                                                 $1,105,528,863
                                                                 ==============

CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                                         Net Asset Value and:
                                                     ----------------------------       Maximum
                                     Shares           Offering        Redemption       Offering
Class           Net Assets        Outstanding           Price            Price          Price *
-------------------------------------------------------------------------------------------------
A              $ 202,824,819        16,121,065              --           $12.58         $13.14
-------------------------------------------------------------------------------------------------
B              $ 172,431,422        13,801,105          $12.49               --             --
-------------------------------------------------------------------------------------------------
C              $ 100,210,802         8,018,036          $12.50               --             --
-------------------------------------------------------------------------------------------------
Advisor        $ 614,965,569        48,644,889          $12.64           $12.64             --
-------------------------------------------------------------------------------------------------
R              $     753,622            59,939          $12.57           $12.57             --
-------------------------------------------------------------------------------------------------
K              $       9,903            786.53          $12.59           $12.59             --
-------------------------------------------------------------------------------------------------
I              $  14,332,726         1,138,020          $12.59           $12.59             --
-------------------------------------------------------------------------------------------------



* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 15


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $39,113)                                     $ 12,268,367
Interest                                               290,305     $ 12,558,672
                                                  ------------
EXPENSES
Advisory fee                                         2,903,084
Distribution fee--Class A                              295,459
Distribution fee--Class B                              894,015
Distribution fee--Class C                              499,951
Distribution fee--Class R                                1,782
Distribution fee--Class K                                    6
Transfer agency                                      1,018,379
Custodian                                              139,070
Registration fees                                       77,644
Administrative                                          38,000
Printing                                                35,218
Audit                                                   19,981
Legal                                                   15,490
Trustees' fees                                           9,847
Miscellaneous                                           17,074
                                                  ------------
Total expenses                                       5,965,000
Less: expense offset arrangement
  (see Note B)                                          (2,445)
                                                  ------------
Net expenses                                                          5,962,555
                                                                   ------------
Net investment income                                                 6,596,117
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                            22,505,879
  Foreign currency transactions                                            (709)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        (2,771,213)
  Foreign currency denominated assets
    and liabilities                                                        (103)
                                                                   ------------
Net gain on investment and foreign currency
  transactions                                                       19,733,854
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 26,329,971
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN VALUE FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended         Year Ended
                                                 May 31, 2005      November 30,
                                                  (unaudited)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    6,596,117   $    9,729,756
Net realized gain on investment and
  foreign currency transactions                     22,505,170       35,804,774
Net change in unrealized
  appreciation/depreciation
  of investment and foreign
  currency denominated
  assets and liabilities                            (2,771,316)      86,891,664
                                                --------------   --------------
Net increase in net assets from
  operations                                        26,329,971      132,426,194

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
  Class A                                           (2,100,004)      (1,236,072)
  Class B                                             (760,158)        (475,727)
  Class C                                             (414,764)        (226,432)
  Advisor Class                                     (7,617,260)      (4,432,288)
  Class R                                               (6,893)             (69)
Net realized gain on
  investment transactions
  Class A                                           (3,482,904)              -0-
  Class B                                           (3,360,341)              -0-
  Class C                                           (1,832,930)              -0-
  Advisor Class                                    (10,244,885)              -0-
  Class R                                              (12,301)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        84,488,918      134,516,377
                                                --------------   --------------
Total increase                                      80,986,449      260,571,983

NET ASSETS
Beginning of period                              1,024,542,414      763,970,431
                                                --------------   --------------
End of period (including undistributed
  net investment income of $4,715,305
  and  $9,018,267, respectively)                $1,105,528,863   $1,024,542,414
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small/Mid Cap Value Fund, formerly AllianceBernstein Small Cap Value and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2005, such fees amounted to $38,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $745,882 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,445 under an expense offset arrangement with AGIS.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $12,460 from the sale of Class A shares and received $15,647, $100,829 and $6,171 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005, amounted to $454,623, of which $13,028 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares, and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $849,523, $708,216, $19,026 and $0 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $  192,502,517   $  119,887,923
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $  205,927,688
Gross unrealized depreciation                                       (27,841,264)
                                                                 --------------
Net unrealized appreciation                                      $  178,086,424
                                                                 ==============

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Transactions in shares of beneficial interest were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                     (unaudited)       2004        (unaudited)         2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            3,066,068     5,602,470   $  38,426,952   $  66,495,166
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          390,972        94,016       4,910,602       1,060,502
-------------------------------------------------------------------------------
Shares converted
  from Class B           153,404       404,902       1,920,379       4,781,383
-------------------------------------------------------------------------------
Shares redeemed       (2,293,833)   (3,795,449)    (28,773,416)    (44,668,015)
-------------------------------------------------------------------------------
Net increase           1,316,611     2,305,939   $  16,484,517   $  27,669,036
===============================================================================

Class B
Shares sold              969,112     2,415,658   $  12,075,923   $  28,307,011
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          241,564        29,253       3,024,389         328,891
-------------------------------------------------------------------------------
Shares converted
  to Class A            (154,243)     (407,525)     (1,920,379)     (4,781,383)
-------------------------------------------------------------------------------
Shares redeemed       (1,831,261)   (3,513,577)    (22,827,896)    (40,973,376)
-------------------------------------------------------------------------------
Net decrease            (774,828)   (1,476,191)  $  (9,647,963)  $ (17,118,857)
===============================================================================

Class C
Shares sold              905,242     1,966,215   $  11,303,567   $  23,099,793
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          120,459        12,664       1,508,142         142,344
-------------------------------------------------------------------------------
Shares redeemed         (884,625)   (1,647,970)    (10,979,594)    (19,181,489)
-------------------------------------------------------------------------------
Net increase             141,076       330,909   $   1,832,115   $   4,060,648
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                     (unaudited)       2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Advisor Class
Shares sold            7,928,812    12,128,491   $  99,709,193   $ 143,386,859
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        1,396,391       384,502      17,608,491       4,348,689
-------------------------------------------------------------------------------
Shares redeemed       (4,466,744)   (2,406,962)    (55,744,174)    (28,441,305)
-------------------------------------------------------------------------------
Net increase           4,858,459    10,106,031   $  61,573,510   $ 119,294,243
===============================================================================

Class R
Shares sold               10,221        55,299   $     127,971   $     653,637
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  of dividends and
  distributions              335            -0-          4,212              -0-
-------------------------------------------------------------------------------
Shares redeemed           (3,261)       (3,572)        (40,764)        (42,330)
-------------------------------------------------------------------------------
Net increase               7,295        51,727   $      91,419   $     611,307
===============================================================================

                       March 1,                     March 1,
                     2005(a) to                    2005(a) to
                    May 31, 2005                  May 31, 2005
                     (unaudited)                  (unaudited)
                    -------------                --------------
Class K
Shares sold                  787                 $      10,100
---------------------------------------------------------------
Net increase                 787                 $      10,100
===============================================================

Class I
Shares sold            1,181,563                 $  14,692,127
---------------------------------------------------------------
Shares redeemed          (43,543)                     (546,907)
---------------------------------------------------------------
Net increase           1,138,020                 $  14,145,220
===============================================================

(a)  Commencement of distributions.


NOTE F

Risk Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum expo-


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

sure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    6,370,588   $    3,164,064
                                            --------------   --------------
Total taxable distributions                      6,370,588        3,164,064
                                            --------------   --------------
Total distributions paid                    $    6,370,588   $    3,164,064
                                            ==============   ==============


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    9,027,633
Undistributed long term capital gains                            18,246,585(a)
Unrealized appreciation/(depreciation)                          180,351,451(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  207,625,669
                                                             --------------

(a) During the fiscal year ended November 30, 2004, the Fund utilized capital loss carryforwards of $16,588,740.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent coun-


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

sel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 27


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                   Class A
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended                                             2001(a) to
                                         May, 31           Year Ended November 30,           November
                                           2005     -------------------------------------       30,
                                       (unaudited)      2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $12.63       $10.96        $9.44       $10.26       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                    .08          .14(c)(d)    .11          .10          .06(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .24         1.63         1.48         (.87)         .20
Net increase (decrease) in
  net asset value from
  operations                                .32         1.77         1.59         (.77)         .26

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.14)        (.10)        (.07)        (.05)          -0-
Distributions from
  net realized gain on
  investment transactions                  (.23)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.37)        (.10)        (.07)        (.05)          -0-
Net asset value, end of period           $12.58       $12.63       $10.96        $9.44       $10.26

TOTAL RETURN
Total investment return based
  on net asset value(e)                    2.58%       16.26%       16.93%       (7.56)%       2.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $202,825     $187,004     $136,924      $95,295      $59,437
Ratio to average net assets of:
  Expenses, net of waivers                 1.11%(f)     1.18%        1.45%        1.45%        1.71%(f)
  Expenses, before waivers                 1.11%(f)     1.32%        1.45%        1.45%        1.74%(f)
  Net investment income                    1.27%(f)     1.17%(c)(d)  1.12%         .99%         .79%(c)(f)
Portfolio turnover rate                      12%          27%          27%          11%          14%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Class B
                                      ---------------------------------------------------------------
                                      Six Months                                            March 29,
                                         Ended                                             2001(a) to
                                        May, 31           Year Ended November 30,           November
                                          2005     -------------------------------------       30,
                                      (unaudited)      2004         2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $12.50       $10.86        $9.37       $10.22       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                   .03          .05(c)(d)    .04          .03          .01(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                             .24         1.62         1.46         (.87)         .21
Net increase (decrease) in
  net asset value from
  operations                               .27         1.67         1.50         (.84)         .22

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                   (.05)        (.03)        (.01)        (.01)          -0-
Distributions from
  net realized gain on
  investment transactions                 (.23)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                           (.28)        (.03)        (.01)        (.01)          -0-
Net asset value, end of period          $12.49       $12.50       $10.86        $9.37       $10.22

TOTAL RETURN
Total investment return based
  on net asset value(e)                   2.19%       15.41%       16.03%       (8.22)%       2.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                     $172,431     $182,244     $174,262     $146,704      $88,579
Ratio to average net assets of:
  Expenses, net of waivers                1.83%(f)     1.90%        2.18%        2.18%        2.42%(f)
  Expenses, before waivers                1.83%(f)     2.04%        2.18%        2.18%        2.46%(f)
  Net investment income                    .55%(f)      .43%(c)(d)   .39%         .27%         .08%(c)(f)
Portfolio turnover rate                     12%          27%          27%          11%          14%



See footnote summary on page 35.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Class C
                                       ---------------------------------------------------------------
                                       Six Months                                            March 29,
                                          Ended                                              2001(a) to
                                         May, 31            Year Ended November 30,           November
                                           2005     -------------------------------------       30,
                                       (unaudited)      2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $12.51       $10.86        $9.37       $10.21       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                    .03          .05(c)(d)    .04          .03           -0-(c)(g)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .24         1.63         1.46         (.86)         .21
Net increase (decrease) in
  net asset value from
  operations                                .27         1.68         1.50         (.83)         .21

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.05)        (.03)        (.01)        (.01)          -0-
Distributions from
  net realized gain on
  investment transactions                  (.23)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.28)        (.03)        (.01)        (.01)          -0-
Net asset value, end of period           $12.50       $12.51       $10.86        $9.37       $10.21

TOTAL RETURN
Total investment return based
  on net asset value(e)                    2.19%       15.50%       16.03%       (8.13)%       2.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $100,211      $98,512      $81,928      $61,459      $38,661
Ratio to average net assets of:
  Expenses, net of waivers                 1.82%(f)     1.88%        2.16%        2.16%        2.43%f)
  Expenses, before waivers                 1.82%(f)     2.03%        2.16%        2.16%        2.47%(f)
  Net investment income                     .56%(f)      .45%(c)(d)   .42%         .28%         .06%(c)(f)
Portfolio turnover rate                      12%          27%          27%          11%          14%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 31


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Advisor Class
                                       ---------------------------------------------------------------
                                        Six Months                                           March 29,
                                          Ended                                              2001(a) to
                                         May, 31           Year Ended November 30,            November
                                           2005     -------------------------------------       30,
                                       (unaudited)      2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $12.70       $11.01        $9.48       $10.29       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                    .10          .17(c)(d)    .14          .15          .08(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .24         1.65         1.48         (.90)         .21
Net increase (decrease) in
  net asset value from
  operations                                .34         1.82         1.62         (.75)         .29

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                    (.17)        (.13)        (.09)        (.06)          -0-
Distributions from
  net realized gain on
  investment transactions                  (.23)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                            (.40)        (.13)        (.09)        (.06)          -0-
Net asset value, end of period           $12.64       $12.70       $11.01        $9.48       $10.29

TOTAL RETURN
Total investment return based
  on net asset value(e)                    2.72%       16.68%       17.28%       (7.30)%       2.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $614,965     $556,117     $370,847     $232,335      $11,447
Ratio to average net assets of:
  Expenses, net of waivers                  .80%(f)      .88%        1.15%        1.23%        1.40%(f)
  Expenses, before waivers                  .80%(f)     1.02%        1.15%        1.23%        1.44%(f)
  Net investment income                    1.58%(f)     1.47%(c)(d)  1.42%        1.55%        1.14%(c)(f)
Portfolio turnover rate                      12%          27%          27%          11%          14%



See footnote summary on page 35.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               Class R
                                                 ------------------------------------
                                                                            November 3,
                                                Six Months                    2003(h)
                                                   Ended      Year Ended       to
                                                   May 31,     November     November
                                                    2005          30,          30,
                                                (unaudited)      2004         2003
                                                 -----------  -----------  -----------
Net asset value, beginning of period               $12.63       $10.95       $10.91

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                              .06          .12(c)(d)    .01
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                        .24         1.64          .03
Net increase in net asset value from
  operations                                          .30         1.76          .04

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                 (.13)        (.08)          -0-
Distributions from net realized gain on
  investment transactions                            (.23)          -0-          -0-
Total dividends and distributions                    (.36)        (.08)          -0-
Net asset value, end of period                     $12.57       $12.63       $10.95

TOTAL RETURN
Total investment return based on net asset
  value(e)                                           2.39%       16.11%         .37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $754         $665          $10
Ratio to average net assets of:
  Expenses, net of waivers                           1.34%(f)     1.40%        1.81%(f)
  Expenses, before waivers                           1.34%(f)     1.54%        1.81%(f)
  Net investment income                              1.04%(f)     1.07%(c)(d)  1.16%(f)
Portfolio turnover rate                                12%          27%          27%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 33


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                   Class K
                                                                 ------------
                                                                   March 1,
                                                                  2005(h) to
                                                                    May 31,
                                                                     2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $12.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                               .04
Net realized and unrealized loss on investment and
  foreign currency transactions                                       (.29)
Net decrease in net asset value from operations                       (.25)
Net asset value, end of period                                      $12.59

TOTAL RETURN
Total investment return based on net asset value(e)                  (1.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).                             $10
Ratio to average net assets of:
  Expenses(f)                                                          .88%
  Net investment income(f)                                            1.39%
Portfolio turnover rate                                                 12%


See footnote summary on page 35.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                   Class I
                                                                 ------------
                                                                   March 1,
                                                                  2005(h) to
                                                                    May 31,
                                                                      2005
                                                                  (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $12.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                               .04
Net realized and unrealized loss on investment and
  foreign currency transactions                                       (.29)
Net decrease in net asset value from operations                       (.25)
Net asset value, end of period                                      $12.59

TOTAL RETURN
Total investment return based on net asset value(e)                  (1.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $14,333
Ratio to average net assets of:
  Expenses(f)                                                          .59%
  Net investment income(f)                                            2.49%
Portfolio turnover rate                                                 12%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived by the Adviser.

(d)  Net of fees and expenses waived by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Amount is less than $.005.

(h)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 35


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
Michael J. Downey(1)


OFFICERS(2)

Marilyn G. Fedak, Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer John Mahedy, Vice President
Christopher Marx, Vice President
John D. Philips, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


(1) Member of the Audit Committee, Governance and Nominating Committee, and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the U.S. Value Investment Policy Group. While all members of the team work jointly to determine the majority of the investment strategy, including stock selection for the Fund, Ms. Marilyn G. Fedak, Mr. John Mahedy, Mr. Christopher Marx, and John D. Philips are primarily responsible for the day-to-day management of the Fund's portfolio.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN VALUE FUND


Information Regarding the Review and Approval of the Fund's Advisory Agreement

The Trust's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Trust and the Adviser in respect of the Fund at a meeting held on December 14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement in respect of the Fund with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Trust's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of the Fund, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 37


8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Fund;

9.  portfolio turnover rates of the Fund;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Fund;

11. information about fees charged by the Adviser to other clients with similar investment objectives;

12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

13.  the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement in respect of the Fund (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN VALUE FUND


purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Trust who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2002 and 2003. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January 1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 39


The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements, from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of classes of shares of the Fund that are subject to the Trust's 12b-1 plan; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensation in that connection, that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services, and that brokers who are affiliated with the Adviser are permitted to execute brokerage transactions for the Fund subject to satisfaction of certain requirements.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN VALUE FUND


The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance for Class A shares of the Fund compared to other funds in the Lipper Multi-Cap Value Funds Average (Lipper categorizes the Fund as a Multi-Cap Value fund) as of October 31, 2004 over the year to date ("YTD"), 1- and 3-year and since-inception periods (March 2001 inception) and compared to the Russell 1000 Value Index. The directors noted that the Fund's performance had been close to the medians for its Lipper category for the YTD and 1-year periods and significantly above the medians for the 3-year and since-inception periods. Based on their review, the directors concluded that the Fund's relative investment performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Fund. The Adviser manages accounts for institutional clients with a comparable investment style to the Fund. The directors noted that the institutional fee schedule for these accounts had much lower breakpoints than the fee schedule in the Fund's Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate fee rates with large institutional accounts that are lower than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers and is responsible for the compensation of the


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 41


Trust's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the lower advisory fees implemented in January 2004. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 55 basis points was significantly below both the Lipper average and the Lipper median. The directors noted that the latest fiscal year administrative expense reimbursement by the Fund pursuant to the Advisory Agreement was two basis points. The directors also noted that the Fund's expense ratio was significantly lower than the Lipper median. They concluded that the Fund's expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN VALUE FUND


economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 43


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN VALUE FUND


ALLIANCEBERNSTEIN VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ACBVIVFSR0505

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

   Exhibit No.     DESCRIPTION OF EXHIBIT


   11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

   11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

   11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/ Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:    July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:    July 29, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    July 29, 2005